                                                      Registration No. 333-42567



     As filed with the Securities and Exchange Commission on April 25, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 5
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                              2727-A Allen Parkway
                           Houston, Texas 77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                             Deputy General Counsel
                        American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2001 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET


ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
1                                                  Additional Information: Separate Account VL-R.
2                                                  Additional Information: AGL.
3                                                  Inapplicable.**
4                                                  Additional Information: Distribution of Policies.
5, 6                                               Additional Information:
                                                   Separate Account VL-R.
7                                                  Inapplicable.**
8                                                  Inapplicable.**
9                                                  Additional Information: Legal Matters.
10(a)                                              Additional Information: Your Beneficiary, Assigning
                                                    Your Policy.
10(b)                                              Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
10(c)(d)                                           Basic Questions You May Have: How can I change
                                                    my Policy's insurance coverage?  How can I access
                                                    my investment in a Policy? Can I choose the form
                                                    in which AGL pays out any proceeds from my Policy?
10(e)                                              Basic Questions You May Have: Must I invest any
                                                    minimum amount in a policy?
10(f)                                              Additional Information: Voting Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)             Basic Questions You May Have: To what extent will
                                                    AGL vary the terms and conditions of the Policies
                                                    in particular cases?  Additional Information: Voting
                                                    Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)             Inapplicable.**
10(i)                                              Additional Information: Separate Account VL-R; Tax
                                                    Effects.
11                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
12(a)                                              Additional Information: Separate Account VL-R;
                                                    Front Cover.
12(b)                                              Inapplicable.**
12(c), 12(d)                                       Inapplicable.**
12(e)                                              Inapplicable, because the Separate Account did not yet
                                                    commence operations.
13(a)                                              Basic Questions You May Have: What charges will
                                                    AGL deduct from my investment in a Policy?  What
                                                    charges and expenses will the Mutual Funds deduct
                                                    from the amounts I invest through my Policy?
                                                    Additional Information: More About Policy Charges.
13(b)                                              Illustrations of Hypothetical Policy Benefits.
13(c)                                              Inapplicable.**
13(d)                                              Basic Questions You May Have: To what extent will
                                                    AGL vary the terms and conditions of the Policy in
                                                    particular cases?
13(e), 13(f), 13(g)                                None.
14                                                 Basic Questions You May Have: How can I invest
                                                    money in a Policy?
15                                                 Basic Questions You May Have: How can I invest


ITEM NO. OF FORM N-8B-2*                           PROSPECTUS CAPTION
-----------------------------                      ------------------
                                                    money in a Policy?  How do I communicate with AGL?
16                                                 Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
                                                    Additional Information: Separate Account VL-R

ITEM NO.                                           ADDITIONAL INFORMATION
-----------------------------                      ------------------
17(a), 17(b)                                       Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                                              Inapplicable.**
18(a)                                              Captions referred to under Item 16.
18(b), 18(d)                                       Inapplicable.**
18(c)                                              Additional Information: Separate Account VL-R.
19                                                 Additional Information: Separate Account VL-R;
                                                    Our Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f)           Inapplicable.**
21(a), 21(b)                                       Basic Questions You May Have: How can I access
                                                    my investment in a Policy? Additional Information:
                                                    Payment of Policy Proceeds.
21(c)                                              Inapplicable.**
22                                                 Additional Information: Payment of Policy Proceeds-
                                                    Delay to Challenge Coverage.
23                                                 Inapplicable.**
24                                                 Additional Information. Additional Rights That We Have.
25                                                 Additional Information: AGL.
26                                                 Inapplicable, because the Separate Account has not yet
                                                    commenced operations.
27                                                 Additional Information: AGL.
28                                                 Additional Information: AGL's Management.
29                                                 Additional Information: AGL.
30, 31, 32, 33, 34                                 Inapplicable, because the Separate Account has not yet
                                                    commenced operations.
35                                                 Inapplicable.**
36                                                 Inapplicable.**
37                                                 None.
38, 39                                             Additional Information: Distribution of the Policies.
40                                                 Inapplicable, because the Separate Account has not yet
                                                    commenced operations.
41(a)                                              Additional Information: Distribution of the Policies.
41(b), 41(c)                                       Inapplicable**
41, 43                                             Inapplicable, because the Separate Account did not
                                                    commence operations or issue any securities until 1998.
44(a)(1), 44(a)(2), 44(a)(3)                       Basic Questions You May Have: How will the value
                                                    of my investment in a Policy change over time?
44(a)(4)                                           Additional Information: Tax Effects--Our taxes.
44(a)(5), 44(a)(6)                                 Basic Questions You May Have: What charges will
                                                    AGL deduct from my investment in a Policy?
44(b)                                              Inapplicable.**
44(c)                                              Caption referenced in 13(d) above.
45                                                 Inapplicable, because the Separate Account has not yet
                                                    commenced operations.
46(a)                                              Captions referenced in 44(a) above.
46(b)                                              Inapplicable.**
47, 48, 49                                         None.
50                                                 Inapplicable.**
51                                                 Inapplicable.**
52(a), 52(c)                                       Basic Questions You May Have: To what extent can
                                                    AGL vary the terms and conditions of the Policy in
                                                    particular cases? Additional Information


ITEM NO.                                           ADDITIONAL INFORMATION
-----------------------------                      ------------------
                                                    Additional Rights That We Have.
52(b), 52(d)                                       None.
53(a)                                              Additional Information: Tax Effects--Our taxes.
53(b), 54                                          Inapplicable.**
55                                                 Illustrations of Hypothetical Policy Benefits.
56-59                                              Inapplicable.**

--------------
* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940 ("Act"), Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                        PLATINUM INVESTOR I/(SM)/ AND
                          PLATINUM INVESTOR II/(SM)/
  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (THE "POLICIES") ISSUED BY
                AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")

           ADMINISTRATIVE CENTER:                               HOME OFFICE:                PREMIUM PAYMENTS:
(EXPRESS DELIVERY)                 (U.S. MAIL)                  2727-A Allen Parkway        (EXPRESS PAYMENTS AND
VUL Administration                 VUL Administration           Houston, Texas 77019-2191   U.S. MAIL)
2727-A Allen Parkway               P. O. Box 4880               1-713-831-3443              #1 Franklin Square
Houston, Texas 77019-2191          Houston, Texas 77210-4880    1-888-325-9315              Springfield, Illinois 62713-0001
1-713-831-3443, 1-888-325-9315
(Hearing Impaired) 1-888-436-5258
Fax: 1-877-445-3098
(EXCEPT PREMIUM PAYMENTS)

This booklet is called the "prospectus."

     Investment options. The AGL declared fixed interest account is the fixed investment option for these Policies. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:


                          FUND                             INVESTMENT ADVISER                       INVESTMENT OPTION
                         ------                           --------------------                      ------------------

 .      AIM Variable Insurance Funds..............   A I M Advisors, Inc.............   AIM V.I. International Equity Fund
                                                                                       AIM V.I. Value Fund
 .      American Century Variable Portfolios, Inc.   American Century Investment.....   VP Value Fund
                                                      Management, Inc.
 .      Ayco Series Trust.........................   The Ayco Company, L.P...........   Ayco Large Cap Growth Fund I
 .      Dreyfus Investment Portfolios.............   The Dreyfus Corporation.........   MidCap Stock Portfolio - Initial shares
 .      Dreyfus Variable Investment Fund..........   The Dreyfus Corporation.........   Quality Bond Portfolio - Initial shares
                                                                                       Small Cap Portfolio - Initial shares
 .      Fidelity Variable Insurance Products Fund.   Fidelity Management &...........   VIP Asset Manager/SM/ Portfolio
                                                      Research Company                 VIP Contrafund/(R)/ Portfolio
                                                                                       VIP Equity-Income Portfolio
                                                                                       VIP Growth Portfolio
 .      Janus Aspen Series - Service Shares.......   Janus Capital...................   Aggressive Growth Portfolio
                                                                                       International Growth Portfolio
                                                                                       Worldwide Growth Portfolio
 .      J. P. Morgan Series Trust II..............   J. P. Morgan Investment ........   J. P. Morgan Small Company
                                                      Management Inc.                    Portfolio
 .      MFS Variable Insurance Trust..............   Massachusetts Financial Services   MFS Capital Opportunities Series
                                                      Company.......................   MFS Emerging Growth Series
                                                                                       MFS New Discovery Series
                                                                                       MFS Research Series
 .      Neuberger Berman Advisers Management......   Neuberger Berman Management.....   Mid-Cap Growth Portfolio
         Trust                                        Inc.
 .      North American Funds Variable Product.....   American General Advisers.......   International Equities Fund
         Series I                                                                      MidCap Index Fund
                                                                                       Money Market Fund
                                                                                       Nasdaq-100 Index Fund
                                                                                       Science & Technology Fund
                                                                                       Small Cap Index Fund
                                                                                       Stock Index Fund
 .      PIMCO Variable Insurance Trust............   Pacific Investment Management...   PIMCO Real Return Bond Portfolio
         Administrative Class                         Company LLC                      PIMCO Short-Term Bond Portfolio
                                                                                       PIMCO Total Return Bond Portfolio
 .      Putnam Variable Trust.....................   Putnam Investment Management,...   Putnam VT Diversified Income Fund - Class IB
                                                      LLC                              Putnam VT Growth and Income Fund - Class IB
                                                                                       Putnam VT International Growth and
                                                                                         Income Fund - Class IB
 .      SAFECO Resource Series Trust..............   SAFECO Asset Management.........   RST Equity Portfolio
                                                      Company                          RST Growth Opportunities Portfolio
 .      The Universal Institutional Funds, Inc....   Morgan Stanley Asset Management.   Equity Growth Portfolio
                                                    Miller, Anderson & Sherrerd, LLP   High Yield Portfolio
 .      Vanguard Variable Insurance Fund..........   Wellington Management...........   High Yield Bond Portfolio
                                                      Company, LLP
                                                    The Vanguard Group..............   REIT Index Portfolio
 .      Van Kampen Life Investment Trust..........   Van Kampen Asset................   Strategic Stock Portfolio
         -Class I Shares                              Management Inc.
 .      Warburg Pincus Trust......................   Credit Suisse Asset Management,.   Small Company Growth Portfolio
                                                      LLC

     SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE AMOUNTS THAT YOU ALLOCATE TO ANY OF THE ABOVE-LISTED INVESTMENT OPTIONS (OTHER THAN OUR DECLARED FIXED INTEREST ACCOUNT OPTION). THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ON PAGE 1. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT EITHER OUR HOME OFFICE OR ADMINISTRATIVE CENTER LISTED ON THE FIRST PAGE.

     Charges and expenses. We deduct charges and expenses from the amounts you invest. These are described beginning on page 8.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market division and allocated to your chosen investment options at the same time as your initial premium.

     We have designed this prospectus to provide you with information that you should have before investing in the Policies. It also contains information that will be helpful to you in exercising the various options you will have once you own a Policy. Please read the prospectus carefully and keep it for future reference.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

     THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

                     THIS PROSPECTUS IS DATED MAY 1, 2001.

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you purchase a Platinum Investor/SM/ variable life policy ("Policy") or exercise any of your rights or privileges under a Policy.

     This prospectus describes two versions of the Platinum Investor Policies: the Platinum Investor I and the Platinum Investor II Policies. The Platinum Investor I and Platinum Investor II Policies are identical, except for the differences that are discussed beginning on page 17 of this prospectus.

     Sales of Platinum I. AGL will only accept Platinum Investor I Policy applications in the state of New Jersey. Platinum Investor II is not approved for sale in the state of New Jersey.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                              PAGE TO SEE IN
BASIC QUESTIONS YOU MAY HAVE                                                  THIS PROSPECTUS
---------------------------------------------------------------------------------------------
 .  What are the Policies?.....................................................      5
 .  How can I invest money in a Policy?........................................      6
 .  How will the value of my investment in a Policy change over time?..........      7
 .  What charges will AGL deduct from my investment in a Policy?...............      8
 .  What charges and expenses will the Mutual Funds deduct from
   amounts I invest through my Policy?........................................     10
 .  What is the basic amount of insurance ("death benefit") that AGL pays
   when the insured person dies?..............................................     15
 .  Must I invest any minimum amount in a Policy?..............................     16
 .  What are the differences between the Platinum Investor I and the
   Platinum Investor II Policies?.............................................     17
 .  How can I change my Policy's investment options?...........................     18
 .  How can I change my Policy's insurance coverage?...........................     19
 .  What additional rider benefits might I select?.............................     20
 .  How can I access my investment in my Policy?...............................     22
 .  Can I choose the form in which AGL pays out the proceeds from my Policy?...     24

                                                                              PAGE TO SEE IN
BASIC QUESTIONS YOU MAY HAVE                                                  THIS PROSPECTUS
---------------------------------------------------------------------------------------------
 .  To what extent can AGL vary the terms and conditions of the Policies
   in particular cases?.......................................................     25
 .  How will my Policy be treated for income tax purposes?.....................     26
 .  How do I communicate with AGL?.............................................     26

     AGL's financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 61, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE THE POLICIES?

     Summary. This prospectus describes Platinum Investor variable life insurance policies issued by AGL. Platinum Investor Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. Platinum Investor Policies pay a death benefit to a beneficiary you designate when the insured person dies. You choose one of two death benefit options.

     We apply your net premiums to your Policy. You may invest your premiums in one or more of the variable investment options. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have in our investment options, (3) choose when and how much you invest, and (4) choose whether the amounts you have in our investment options will, upon the insured person's death, be added to the insurance proceeds we otherwise will pay to the beneficiary.

     Administrative Center. The Administrative Center provides service to all Policy owners. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 26.
Also see "Services Agreements" on page 58. This booklet is called the "prospectus."

     Illustrations of a hypothetical policy. Starting on page 28, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 34, or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 34. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your AGL representative or our Administrative Center (shown on the first page of this prospectus).

HOW CAN I INVEST MONEY IN A POLICY?

     Premium payments. We call the payments you make in a Policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $50. (Policies issued in some states or automatic premium payment plans may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 26 and "Tax Effects" beginning on page 36. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

     Checks and money orders. You must pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the front cover of this prospectus. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown on the first page of this prospectus.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose (but not to our declared fixed interest account option). You tell us whether you want these transfers to be made monthly, quarterly, semi-annually or annually. We make the transfers as of the end of the valuation period that contains the day of the month that you select. (The term "valuation period" is described on page 46.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. You cannot participate in dollar cost averaging while also using automatic rebalancing (discussed below). Dollar cost averaging ceases upon your request, or if your accumulation value in the money market option becomes exhausted. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each investment option under your Policy (other than our declared fixed interest account option) to correspond to your then current premium allocation designation. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin Automatic rebalancing. You cannot participate in this feature while also participating in dollar cost averaging (discussed above). Rebalancing ends upon your request. We do not charge you for using this service.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe beginning on page 8, under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed on the front cover of this prospectus. We call the amount that is at any time invested under your Policy your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option (except our declared fixed interest account option) in shares of a corresponding Mutual Fund. Over time, your accumulation value in any investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 8, under "What charges will AGL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. This includes information about the investment performance that each Fund's investment manager has achieved. You can request additional free copies of these prospectuses from your AGL representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown on the first page of this prospectus).

     We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 10. The "daily charge" described on page 8 and the charges and expenses of the Mutual Funds discussed on pages 10 - 15 below do not apply to our declared fixed interest account option.

     Policies are "non-participating." You will not be entitled to any dividends from AGL.

WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

     Deductions from each premium payment. We deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes currently range from 0.75% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We also currently deduct an additional 2.5% from each after-tax premium payment. We have the right at any time to increase this additional charge to not more than 5% on all future premium payments.

     Daily charge. We make a daily deduction at an annual effective rate of 0.75% of your accumulation value that is then being invested in any of the investment options (other than our declared fixed interest option). After a Policy has been in effect for 10 years, we will reduce the rate of the charge to a maximum of 0.50%, and after 20 years, we will further reduce the charge to a maximum of 0.25%. The daily deduction charges, including the current charge of 0.75%, are the maximums we may charge; we may charge less, but we can never charge more.

     Flat monthly charge. We will deduct $6 per month from your accumulation value. Also, we have the right to raise this charge at any time to not more than $12 per month.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

     .    a greater amount at risk results in a higher monthly insurance charge;
          and

     . the cost of insurance rates are generally lower under the Platinum Investor II Policy than under the Platinum Investor I Policy.

     For otherwise identical Policies, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are generally guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower for insured persons in most age and risk classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

     In general, our cost of insurance rates increase with the insured person's age. The longer you own your Policy, the higher the cost of insurance rate will be. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male (except in Montana where such costs cannot be based on gender).

     Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers, and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or non-work related risks may be charged higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

     Finally, our current cost of insurance rates are lower for Policies having a specified amount of at least $1,000,000 on the day the charge is deducted. This means that if your specified amount for any reason decreases from $1,000,000 or more to less than $1,000,000, your subsequent cost of insurance rates will be higher under your Policy than they otherwise would be. The reverse is also true. Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either your personal characteristics or the specific coverage you choose under the rider. The riders we offer are accidental death benefit rider, automatic increase rider, children's insurance benefit rider, maturity extension rider, return of premium death benefit rider, spouse term rider, terminal illness rider and waiver of monthly deduction rider. The riders are described beginning on page 20, under "What additional rider benefits might I select?" The specific charge for any riders you choose is shown on page 3 of your Policy. We use these charges to pay for the benefits under the riders and to help offset the risks we assume.

     Additional monthly charge for Platinum Investor II Policies during the first two years. This charge is described on page 17 under "What are the differences between the Platinum Investor I and the Platinum Investor II Policies?"

     Surrender charge for Platinum Investor I Policies. The Platinum Investor I Policies have a surrender charge that applies for the first 10 Policy years (and the first 10 years after any increase in the Policy's specified amount). The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. The maximum amount of the surrender charge will be shown on pages 23 and 24 of the Policy. It may initially be as high as $40 per $1,000 of specified amount or as low as $1.80 per $1,000 of specified amount (or any increase in the specified amount).

Any amount of surrender charge decreases automatically by a constant amount each year beginning in the fourth year of its 10 year period referred to above until, in the eleventh year, it is zero.

     We are permitted to not charge some or all of the surrender charges under certain limited circumstances, according to the terms of a Policy endorsement.

     We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender of a Platinum Investor I Policy. Upon a requested decrease in such a Policy's specified amount of coverage, we will deduct any remaining amount of the surrender charge that was associated with the specified amount that is canceled. This includes any specified amount decrease that, as described under "Partial surrender" beginning on page 22, results from any requested partial surrender. For this purpose, we deem the most recent increases of specified amount to have been canceled first.

     Partial surrender fee. We currently charge a $10 fee for each partial surrender you make.

     Charge for taxes. We can adjust charges in the future on account of federal or state taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     Allocation of charges. You may choose from which of your investment options we deduct all monthly charges. If you do not have enough accumulation value in any investment option to comply with your selection, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option. Any surrender charge upon a decrease in specified amount that is requested under a Platinum Investor I Policy will be allocated in the same manner as if it were a monthly deduction.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:

THE MUTUAL FUNDS' ANNUAL EXPENSES/1/  (as a percentage of average net assets)
                                                             FUND                     OTHER FUND         TOTAL FUND
                                                          MANAGEMENT                  OPERATING          OPERATING
                                                         FEES (AFTER               EXPENSES (AFTER    EXPENSES (AFTER
                                                           EXPENSE        12B-1        EXPENSE            EXPENSE
NAME OF FUND                                           REIMBURSEMENT)/3/   FEES    REIMBURSEMENT)/3/  REIMBURSEMENT)/3/
                                                       -----------------  ------   -----------------  -----------------
AIM VARIABLE INSURANCE FUNDS:/1/
AIM V.I. International Equity Fund                           0.73%                      0.29%              1.02%
AIM V.I. Value Fund                                          0.61%                      0.23%              0.84%
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC.:/1/
VP Value Fund                                                1.00%                      0.00%              1.00%
AYCO SERIES TRUST:/2/
Ayco Large Cap Growth Fund I                                 0.00%                      1.00%              1.00%
DREYFUS INVESTMENT PORTFOLIOS:/1/
MidCap Stock Portfolio - Initial shares/3, 4/                0.75%                      0.25%              1.00%
DREYFUS VARIABLE INVESTMENT FUND:/1/
Quality Bond Portfolio - Initial shares                      0.65%                      0.07%              0.72%
Small Cap Portfolio - Initial shares                         0.75%                      0.03%              0.78%
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUND:/1, 5/
VIP Asset Manager/SM/ Portfolio                              0.53%         0.25%        0.10%              0.88%
VIP Contrafund/(R)/ Portfolio/6/                             0.57%         0.25%        0.10%              0.92%
VIP Equity-Income Portfolio/6/                               0.48%         0.25%        0.10%              0.83%
VIP Growth Portfolio/6/                                      0.57%         0.25%        0.09%              0.91%
JANUS ASPEN SERIES - SERVICE
 SHARES:/7/
Aggressive Growth Portfolio                                  0.65%         0.25%        0.02%              0.92%
International Growth Portfolio                               0.65%         0.25%        0.06%              0.96%
Worldwide Growth Portfolio                                   0.65%         0.25%        0.05%              0.95%
                                                                                     (Footnotes start on page 13)

                                                             FUND                     OTHER FUND         TOTAL FUND
                                                          MANAGEMENT                  OPERATING          OPERATING
                                                         FEES (AFTER               EXPENSES (AFTER    EXPENSES (AFTER
                                                           EXPENSE        12B-1        EXPENSE            EXPENSE
NAME OF FUND                                           REIMBURSEMENT)/3/   FEES    REIMBURSEMENT)/3/  REIMBURSEMENT)/3/
                                                       -----------------  ------   -----------------  -----------------
J. P. MORGAN SERIES TRUST II:/1/
J. P. Morgan Small Company                                   0.60%                      0.55%              1.15%
     Portfolio/3/
MFS VARIABLE INSURANCE TRUST:/1/
MFS Capital Opportunities Series/8/                          0.75%                      0.16%              0.91%
MFS Emerging Growth Series /8/                               0.75%                      0.10%              0.85%
MFS New Discovery Series/3, 8/                               0.90%                      0.16%              1.06%
MFS Research Series /8/                                      0.75%                      0.10%              0.85%
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST:/1/
Mid-Cap Growth Portfolio                                     0.84%                      0.14%              0.98%
NORTH AMERICAN FUNDS VARIABLE
 PRODUCT SERIES I:/1/
International Equities Fund                                  0.35%                      0.06%              0.41%
MidCap Index Fund                                            0.31%                      0.05%              0.36%
Money Market Fund                                            0.50%                      0.06%              0.56%
Nasdaq-100 Index Fund /9/                                    0.40%                      0.10%              0.50%
Science & Technology Fund                                    0.90%                      0.06%              0.96%
Small Cap Index Fund                                         0.35%                      0.05%              0.40%
Stock Index Fund                                             0.26%                      0.05%              0.31%
PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:/1, 10/
PIMCO Real Return Bond Portfolio                             0.25%                      0.40%              0.65%
PIMCO Short-Term Bond Portfolio                              0.25%                      0.35%              0.60%
PIMCO Total Return Bond Portfolio/3/                         0.25%                      0.40%              0.65%
                                                                                     (Footnotes start on page 13)

                                                             FUND                     OTHER FUND         TOTAL FUND
                                                          MANAGEMENT                  OPERATING          OPERATING
                                                         FEES (AFTER               EXPENSES (AFTER    EXPENSES (AFTER
                                                           EXPENSE        12B-1        EXPENSE            EXPENSE
NAME OF FUND                                           REIMBURSEMENT)/3/   FEES    REIMBURSEMENT)/3/  REIMBURSEMENT)/3/
                                                       -----------------  ------   -----------------  -----------------
PUTNAM VARIABLE TRUST:/11/
Putnam VT Diversified Income Fund -                          0.68%         0.25%        0.10%              1.03%
 Class IB/12/
Putnam VT Growth and Income Fund -                           0.46%         0.25%        0.04%              0.75%
 Class IB/12/
Putnam VT International Growth and                           0.80%         0.25%        0.17%              1.22%
 Income Fund - Class IB/12/
SAFECO RESOURCE SERIES TRUST:/1/
RST Equity Portfolio                                         0.74%                      0.04%              0.78%
RST Growth Opportunities Portfolio                           0.74%                      0.03%              0.77%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.:/1/
Equity Growth Portfolio/3/                                   0.48%                      0.37%              0.85%
High Yield Portfolio/3/                                      0.26%                      0.54%              0.80%
VANGUARD VARIABLE INSURANCE FUND:
High Yield Bond Portfolio                                    0.18%                      0.08%              0.26%
REIT Index Portfolio                                         0.34%                      0.13%              0.47%
VAN KAMPEN LIFE INVESTMENT TRUST
 - CLASS I SHARES:/1/
Strategic Stock Portfolio/3/                                 0.13%                      0.53%              0.66%
WARBURG PINCUS TRUST:/1/
Small Company Growth Portfolio/3/                            0.90%                      0.21%              1.11%

_______________________________________________________________________________

/1/ Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "Certain Arrangements" on page 46 and "Services Agreements" on page 58.)

/2/ The Ayco Large Cap Growth Fund I is a new Fund that became effective in December 2000. The fees and charges for this Fund are estimated for fiscal year 2001.

/3/ For the Funds indicated, management fees and other expenses as shown for fiscal year 2000 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment

                                                (Footnotes continue on page 14)
adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2000 fees and expenses.

                                                        MANAGEMENT      OTHER          TOTAL
                                                           FEES       EXPENSES    ANNUAL EXPENSES
                                                        -----------   ---------   ----------------
DREYFUS INVESTMENT PORTFOLIOS:
     MidCap Stock Portfolio - Initial shares                  0.75%       0.29%              1.04%
J.P. MORGAN SERIES TRUST II:
     J.P. Morgan Small Company Portfolio                      0.60%       0.72%              1.32%
MFS VARIABLE INSURANCE TRUST:
     MFS New Discovery Series                                 0.90%       0.19%              1.09%
PIMCO VARIABLE INSURANCE TRUST
ADMINISTRATIVE CLASS:
     PIMCO Total Return Bond Portfolio                        0.25%       0.41%              0.66%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
     Equity Growth Portfolio                                  0.55%       0.37%              0.92%
     High Yield Portfolio                                     0.50%       0.54%              1.04%
VAN KAMPEN LIFE INVESTMENT
TRUST - CLASS I SHARES:                                       0.50%       0.53%              1.03%
     Strategic Stock Portfolio
WARBURG PINCUS TRUST:
     Small Company Growth Portfolio                           0.90%       0.23%              1.13%

No other Funds received any fee waivers and expense reimbursements.

/4/ The expenses shown in THE MUTUAL FUNDS' ANNUAL EXPENSES table above reflect the MidCap Stock Portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2000. For such fiscal year, the Portfolio's adviser further reimbursed the Portfolio for other expenses so that the total annual Portfolio expenses were 0.98% instead of 1.00%. This additional expense reimbursement was voluntary. The "Other Fund Operating Expenses" information provided in THE MUTUAL FUNDS' ANNUAL EXPENSES table has been restated to reflect the amount the fees would have been without the additional voluntary reimbursement. The Portfolio's adviser has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the Portfolio so that the expenses of the Portfolio (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowing) do not exceed 1.00%. See the accompanying MidCap Stock Portfolio prospectus for more details.

/5/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.

/6/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.

/7/ Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Aggressive Growth, International Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.

                                                 (Footnotes continue on page 15)

/8/ Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.84% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.84% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.

/9/ Fees and charges for the Nasdaq-100 Index Fund are estimated for fiscal year 2001.

/10/ AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust.

/11/ The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.

/12/ The Fund's fees have been restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC. The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

     Your specified amount of insurance. In your application to buy a Platinum Investor Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance.

     Your death benefit. The basic death benefit we will pay is reduced by any outstanding loans and increased by any unearned loan interest we may have already charged. You can choose whether the basic death benefit we will pay is

     . Option 1 - The specified amount on the date of the insured person's death, or

     .    Option 2 - The specified amount plus the Policy's accumulation value
          on the date   of death.

Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

     We will automatically pay an alternative basic death benefit if it is higher than the basic Option 1 or Option 2 death benefit (whichever you have selected). The alternative basic death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

           TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE
                     MULTIPLE OF POLICY ACCUMULATION VALUE
INSURED
PERSON'S       40 or      45     50     55     60     65     70     75 to   100
  AGE          under                                                95

%              250%       215%   185%   150%   130%   120%   115%   105%    100%

__________________________________

* Age nearest birthday at the beginning of the Policy year in which the insured person dies. The percentages are interpolated for ages that are not shown here.

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory.
You need to invest only enough to ensure either that your Policy's cash surrender value stays above zero or, if you own a Platinum Investor I Policy, that your 5 year no-lapse guarantee (discussed below) remains in effect. ("Cash surrender value" is explained under "Full surrender" on page 22.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value falls to an amount insufficient to cover the monthly changes, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. (The only exception is if the guarantee is in effect that is described below under "Monthly guarantee premiums under Platinum Investor I Policies.") Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage.
Also, you would have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. In the Policy you will find additional information about the values and terms of the Policy after it is reinstated.

     Monthly guarantee premiums under the Platinum Investor I Policies. Page 16 of a Platinum Investor I Policy will specify a "Monthly Guarantee Premium." On the first day of each Policy month that the cash surrender value is not sufficient to pay the monthly deduction, we check to see if the cumulative amount of premiums paid under such a Policy is at least equal to the sum of the monthly guarantee premiums for all Policy months to date, including the Policy month then starting. (Policy months are measured from the "Date of Issue" that will also be shown on page 3 of your Policy.) So long as at least this amount of premium payments has been paid by the beginning of that Policy month, a Platinum Investor I Policy will not enter a grace period or terminate (i.e., lapse) because of insufficient cash surrender value during the first 5 Policy years. If:

     . this test is not met on the monthly deduction day at the beginning of any Policy month, the Policy enters the grace period;

     . a sufficient premium is not paid before the end of the grace period, the Policy and the 5 year no-lapse guarantee terminate;

     . the Policy is later reinstated, the 5 year no-lapse guarantee may also be reinstated if sufficient premiums are paid, although the reinstated guarantee will in no case extend beyond the date that originally marked the end of its maximum 5 year duration.

     The amount of premiums that must be paid to maintain the 5 year no-lapse guarantee will be increased by the cumulative amount of any loans (including any loan increases to pay interest) and partial surrenders you have taken from your Policy. Such monthly guarantee premiums also will be higher following any requested increase in the specified amount of insurance coverage, or following a requested addition of (or increase in) certain rider benefits. On the other hand, the monthly guarantee premium will be lower following any requested decrease in the specified amount of insurance coverage, or following a requested cancellation of (or decrease in) certain riders. If your Policy is the Platinum Investor I version, we will send you an endorsement to your Policy that will tell you what your new monthly guarantee premium is. However, none of the above-mentioned changes extends the no-lapse period beyond 5 years or establishes a new no-lapse guarantee.

     The 5 year no-lapse guarantee described in the two previous paragraphs is not available in all states.

     Although we will bill you for planned premiums, we will not send any specific bills for the amount of any monthly guarantee premium that is due.

WHAT ARE THE DIFFERENCES BETWEEN THE PLATINUM INVESTOR I AND THE PLATINUM INVESTOR II POLICIES?

     Platinum Investor I is available for new sales only in the state of New Jersey. Platinum Investor II is available in all states other than New Jersey.

     The differences between the two versions of Platinum Investor are:

     . Platinum Investor I is available for specified amounts of $100,000 or more. In most cases, Platinum Investor II is available only for specified amounts of $250,000 or more. You may not request a specified amount decrease (or a partial surrender) under a Platinum Investor I that would reduce the specified amount to less than $100,000 or under a Platinum Investor II Policy that would reduce the specified amount to less than $250,000.

     . Platinum Investor I is available for insured persons through age 80. Platinum Investor II is available for insured persons who are age 18 through age 80.

     . The Platinum Investor II version of the Policy does not have a surrender charge.

     . The Platinum Investor II version of the Policy does not have a 5 year no-lapse guarantee.

     . The two versions of Platinum Investor have different current cost of insurance rates. Since this difference results in differing accumulation values, you should carefully review the Policy illustrations that are available to you.

     . The Platinum Investor II version of the Policy has a flat monthly expense charge during the first two Policy years (and the first two years after any requested increase in the Policy's specified amount). The amount of this charge depends on the age and other insurance characteristics of the insured person. The amount of this charge will be shown on page 4 of a Platinum Investor II Policy. It may initially be as much as $1.88 per $1,000 of specified amount (or increase of specified amount), or as low as $0.0999 per $1,000 of specified amount (or increase of specified amount). (After the two-year periods mentioned above, this charge is zero.) This additional monthly charge does not apply to the Platinum Investor I version of the Policies.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $500. See "Additional Rights That We Have," beginning on page 52. Also, you may not in any one Policy year make transfers out of our declared fixed interest account option that aggregate more than 25% of the accumulation value you had invested in that option at the beginning of that Policy year.

     You may make transfers at any time, except that transfers out of our declared fixed interest account option must be made within 60 days after a Policy anniversary. We will not honor any request received outside that period.

     Market timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other policy owners.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

     Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. The monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase. Also, if:

     . you have the Platinum Investor I version of the Policy, a new amount of surrender charge and monthly guarantee premium apply to the specified amount increase. These amounts are the same as they would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor I Policy; or

     . you have the Platinum Investor II version of the Policy, an additional monthly expense charge applies for the first two years following the request for an increase in specified amount. This amount is also the same as it would be if we were instead issuing the same amount of additional coverage as a new Platinum Investor II Policy.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. The minimum is $100,000 for a Platinum Investor I Policy and $250,000 for a Platinum Investor II Policy (or, if greater, the minimum amount that the tax law requires relative to the amount of premium payments you have made). At the time of a decrease under such a Policy, we will deduct from the Policy's accumulation value an amount of any remaining surrender charge. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed. We compute the amount we deduct in the manner described on page 46, under "Decreases in the specified amount of a Platinum Investor I Policy."

     Change of death benefit option. You may at any time request that we change your coverage from death benefit Option 1 to Option 2 or vice-versa.

     . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

     . If you change from Option 2 to Option 1, we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 36 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

     You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     . Accidental Death Benefit Rider, which pays an additional death benefit if the insured person dies from certain accidental causes.

     . Automatic Increase Rider, which provides for automatic increases in your Policy's specified amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 19). There is no additional charge for the rider itself, although the automatic increases in the specified amount will increase the monthly insurance charge deducted from your accumulation value, to compensate us for the additional coverage.

     . Children's Insurance Benefit Rider, which provides term life insurance coverage on the eligible children of the person insured under the Policy. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion.

     . Maturity Extension Rider, which permits you to extend the Policy's maturity date beyond what it otherwise would be, has two versions from which to choose. Either or both versions may not be available in all states.

          One version provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of death. The death benefit payable will be reduced by any outstanding Policy loan amount. There is no charge for this version.

          The other version provides for a death benefit after the original maturity date which is equal to the death benefit in effect on the day prior to the original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit by future changes in the accumulation value. The death benefit will never be less than the accumulation value. The death benefit payable will be reduced by any outstanding Policy loan amount. There is a monthly charge of no more than $30 per thousand of net amount at risk for this version of the rider during the nine policy years immediately preceding the Policy's original maturity date. If you wish to purchase this rider, you must add this version of rider before that 9 year period begins. If you wish to extend the original maturity date, you must give us written notice at least 30 days before the original maturity date.

          In both versions, only the insurance coverage associated with the Policy will be extended beyond the original maturity date. No additional premium payments, new loans, monthly insurance charge, or changes in specified amount will be allowed after the original maturity date. Any outstanding loans still must be paid. There is a flat monthly charge of no more than $10 each month after the original maturity date. After this rider is elected it may not be revoked. You can, however, surrender your Policy at any time.

          Extension of the maturity date beyond the insured person's age 100 may result in the current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

     . Return of Premium Death Benefit Rider, which provides additional term life insurance coverage on the person insured under the Policy. The amount of additional insurance varies so that it always equals the cumulative amount of premiums paid under the Policy (subject to certain adjustments).

     . Spouse Term Rider, which provides term life insurance on the life of the spouse of the Policy's insured person. This rider terminates no later than the Policy anniversary nearest the spouse's 75/th/ birthday. You can convert this rider into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion.

     . Terminal Illness Rider, which provides for a benefit to be requested if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit payable under the Policy (excluding any rider benefits) or, if less, $250,000. The amount of benefits paid under the rider, plus an administrative fee (not to exceed $250), plus interest on these amounts to the next Policy anniversary becomes a "lien" against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. The cash surrender value of the Policy also will be reduced by the amount of the lien.

     . Waiver of Monthly Deduction Rider, under which we will waive all monthly charges under your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 55.

     Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 36. You should consult a qualified tax adviser.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

     Full surrender. You may at any time, without charge, surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, and, if you have the Platinum Investor I version of the Policy, less any surrender charge that then applies. We call this your "cash surrender value." Because of the surrender charge, it is unlikely that a Platinum Investor I Policy will have any cash surrender value during at least the first year unless you pay significantly more than the monthly guarantee premiums.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500.

     . If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges.

     . If you have the Platinum Investor I version of the Policy, and we reduce your Policy's specified amount because you have requested a partial withdrawal while the Option 1 death benefit is in effect, we will deduct the same amount of surrender charge, if any, that would have applied if you had requested such face amount decrease directly. See "Decreases in the specified amount of a Platinum Investor I Policy," on page 46.

     . We will not permit a partial surrender if it would cause your Policy to fail to qualify as life insurance under the tax laws or if it would cause your specified amount to fall below the minimum allowed.

     . You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the withdrawal in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     Exchange of Policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value (less our estimate of three months' charges and less the interest that will be payable on your loan through your next Policy anniversary.) This rule is not applicable in all states. The minimum amount of each loan is $500.

     We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the declared fixed interest account as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed effective annual rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $100) of your loan at any time before the death of the Insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will credit a higher interest rate on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     . 10% of your Policy's accumulation value (including any loan collateral we are holding for your Policy loans) at the beginning of the Policy year; or

     . if less, your Policy's maximum remaining loan value at that anniversary.

We intend to set the rate of interest we credit to your preferred loan collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the preferred rate, provided that it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an effective annual rate of 4.50%.

     Maturity of your Policy. If the insured person is still living on the "Maturity Date" shown on page 3 of your Policy, we will automatically pay you the cash surrender value of the Policy, and the Policy will end. The maturity date is the Policy anniversary nearest the insured person's 95/th/ birthday.

     Tax considerations. Please refer to "How will my policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy.

CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1 - Equal monthly payments for a specified period of time.

     . Option 2 - Equal monthly payments of a specified amount until all amounts are paid out.

     . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4 - Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICIES IN PARTICULAR CASES?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance Policy we issued with one of the Policies. Not all types of other insurance we issue are eligible to be replaced with one of the Policies. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     Policies purchased through term life conversions. We maintain rules about how to convert term insurance to a Platinum Investor Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which Platinum Investor is sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and riders, or related endorsements.

     Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policies where special circumstances result in sales or administrative expenses, mortality risks, or other risks that are different from those normally associated with the Policies.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

     Generally, death benefits paid under a Policy are not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 36.

HOW DO I COMMUNICATE WITH AGL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     You must make the following requests in writing:

     .     transfer of accumulation value;

     .     loan;

     .     full surrender;

     .     partial surrender;

     .     change of beneficiary or contingent beneficiary;

     .     change of allocation percentages for premium payments;

     .     loan repayments or loan interest payments;

     .     change of death benefit option or manner of death benefit payment;

     .     changes in specified amount;

     . addition or cancellation of, or other action with respect to, any rider benefits;

     .     election of a payment option for Policy proceeds;

     .     tax withholding elections; and

     .     telephone transaction privileges.

You should mail or express these requests to the appropriate address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center address shown on the first page of this prospectus.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may also obtain these forms from our Administrative Center or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should make a written request, if you cannot make a telephone transaction. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

     To help explain how our Policies work, we have prepared the following tables:

                                                 PAGES TO SEE IN THIS
                                                      PROSPECTUS
                                                     -----------

                                            Platinum          Platinum
                                           Investor I        Investor II
                                           ----------        -----------
Death Benefit Option 1 - Current Charges       30                 32
Guaranteed Maximum Charges                     31                 33

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under sample Platinum Investor Policies would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user and who is a better-than-average mortality risk in other respects as well. Planned premium payments of $1,368 for an initial $100,000 of specified amount of coverage are assumed to be paid at the beginning of each Policy year for the Platinum Investor I Policy. Planned premium payments of $10,560 for an initial $250,000 of specified amount coverage are assumed to be paid at the beginning of each Policy year for the Platinum Investor II Policy. The samples assume no Policy loan has been taken. The differences between the accumulation values and the cash surrender values for the first 10 years in the tables for the Platinum Investor I version are that version's surrender charges.

     Although the tables below do not include examples of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits, lower cash values, and a greater risk of lapse.

     Separate tables are included to show both current and guaranteed maximum charges for both Platinum Investor I and Platinum Investor II. The charges assumed in the following tables include:

     . a daily charge at an annual effective rate of 0.75% for the first 10 Policy years (for both current and guaranteed maximum charges);

     . a daily charge at an annual effective rate of 0.50% after 10 Policy years (for both current and guaranteed maximum charges);

     . a daily charge at an annual effective rate of 0.25% after 20 Policy years (for both current and guaranteed maximum charges);

     . a monthly charge for Platinum Investor II only, for the first two Policy years (and first two years after any increase in the specified amount) between $0.0999 and $1.88 for each $1,000 of specified amount, assumed to be $0.2647 (for both current and guaranteed maximum charges);

     . a charge for state premium tax ranging from 0.75% to 3.5% of each premium payment, depending on the state, assumed to be 2.0% (for both current and guaranteed maximum charges);

     . a charge of 2.5% and 5.0% from each after-tax premium payment for current charges and guaranteed maximum charges, respectively;

     . the monthly insurance charge (for both current and guaranteed maximum charges, respectively); and

     . a flat monthly charge of $6 and $12 for current charges and guaranteed maximum charges.

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.79% of aggregate Mutual Funds assets. This percentage is the arithmetic average of the advisory fees payable with respect to each Mutual Fund, after all reimbursements, plus the arithmetic average of all other operating expenses of each such Fund after all reimbursements, as reflected on pages 10 - 15. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would equal 0.82% of aggregate Mutual Fund assets. The total assumed tax charges for all of the tables are 2.5% of premiums.

     Individual illustrations. We may furnish you with additional illustrations based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payments invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                              PLATINUM INVESTOR I



PLANNED PREMIUM $ 1,368                       INITIAL SPECIFIED AMOUNT $100,000
                                              DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                                   NONSMOKER
                           ASSUMING CURRENT CHARGES


     END               DEATH BENEFIT                        ACCUMULATION VALUE               CASH SURRENDER VALUE
     OF           ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
   POLICY         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
    YEAR           0.0%       6.0%      12.0%            0.0%      6.0%      12.0%             0.0%      6.0%     12.0%
      1           100,000    100,000    100,000          898       963        1,029               0         0         0
      2           100,000    100,000    100,000        1,762     1,948        2,143             394       580       775
      3           100,000    100,000    100,000        2,604     2,969        3,366           1,236     1,601     1,998
      4           100,000    100,000    100,000        3,401     4,003        4,683           2,204     2,806     3,486
      5           100,000    100,000    100,000        4,178     5,075        6,132           3,152     4,049     5,106
      6           100,000    100,000    100,000        4,935     6,188        7,725           4,080     5,333     6,870
      7           100,000    100,000    100,000        5,684     7,355        9,491           5,000     6,671     8,807
      8           100,000    100,000    100,000        6,402     8,556       11,427           5,889     8,043    10,914
      9           100,000    100,000    100,000        7,101     9,805       13,561           6,759     9,463    13,219
     10           100,000    100,000    100,000        7,781    11,104       15,917           7,610    10,933    15,746

     15           100,000    100,000    100,000       11,073    18,711       32,422          11,073    18,711    32,422

     20           100,000    100,000    100,000       13,602    27,879       59,970          13,602    27,879    59,970


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                              PLATINUM INVESTOR I



PLANNED PREMIUM $ 1,368                     INITIAL SPECIFIED AMOUNT $100,000
                                            DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES

     END               DEATH BENEFIT                         ACCUMULATION VALUE               CASH SURRENDER VALUE
     OF           ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
   POLICY         ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
    YEAR           0.0%       6.0%      12.0%             0.0%      6.0%      12.0%             0.0%      6.0%     12.0%
      1           100,000    100,000    100,000             664      720         778                0        0          0
      2           100,000    100,000    100,000           1,285    1,440       1,602                0       72        234
      3           100,000    100,000    100,000           1,864    2,159       2,480              496      791      1,112
      4           100,000    100,000    100,000           2,392    2,866       3,405            1,195    1,669      2,208
      5           100,000    100,000    100,000           2,868    3,561       4,384            1,842    2,535      3,358
      6           100,000    100,000    100,000           3,294    4,244       5,423            2,439    3,389      4,568
      7           100,000    100,000    100,000           3,659    4,904       6,518            2,975    4,220      5,834
      8           100,000    100,000    100,000           3,952    5,529       7,666            3,439    5,016      7,153
      9           100,000    100,000    100,000           4,176    6,117       8,873            3,834    5,775      8,531
     10           100,000    100,000    100,000           4,318    6,657      10,137            4,147    6,486      9,966

     15           100,000    100,000    100,000           3,640    8,408      17,629            3,640    8,408     17,629

     20                 0    100,000    100,000               0    7,086      27,302                0    7,086     27,302


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                              PLATINUM INVESTOR II



PLANNED PREMIUM $ 5,280                     INITIAL SPECIFIED AMOUNT $ 250,000
                                            DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                                   NONSMOKER
                           ASSUMING CURRENT CHARGES


     END               DEATH BENEFIT                         ACCUMULATION VALUE               CASH SURRENDER VALUE
     OF           ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
   POLICY         ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
    YEAR           0.0%       6.0%      12.0%             0.0%      6.0%      12.0%             0.0%      6.0%     12.0%
      1           250,000    250,000    250,000           3,384      3,597      3,846           3,384      3,597     3,846
      2           250,000    250,000    250,000           6,627      7,335      8,074           6,627      7,335     8,074
      3           250,000    250,000    250,000          10,626     12,036     13,565          10,626     12,036    13,565
      4           250,000    250,000    250,000          14,549     16,932     19,618          14,549     16,932    19,618
      5           250,000    250,000    250,000          18,453     22,092     26,350          18,453     22,092    26,350
      6           250,000    250,000    250,000          22,310     27,497     33,806          22,310     27,497    33,806
      7           250,000    250,000    250,000          26,228     33,268     42,170          26,228     33,268    42,170
      8           250,000    250,000    250,000          30,070     39,285     51,403          30,070     39,285    51,403
      9           250,000    250,000    250,000          33,890     45,613     61,649          33,890     45,613    61,649
     10           250,000    250,000    250,000          37,764     52,337     73,083          37,764     52,337    73,083

     15           250,000    250,000    250,000          56,118     91,181    152,431          56,118     91,181   152,431

     20           250,000    250,000    346,867          70,794    138,471    284,318          70,794    138,471   284,318


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

                              PLATINUM INVESTOR II



PLANNED PREMIUM $ 5,280                     INITIAL SPECIFIED AMOUNT $ 250,000
                                            DEATH BENEFIT OPTION 1


                                  MALE AGE 45
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES

     END               DEATH BENEFIT                        ACCUMULATION VALUE               CASH SURRENDER VALUE
     OF           ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
   POLICY         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
    YEAR           0.0%       6.0%      12.0%            0.0%      6.0%      12.0%             0.0%      6.0%     12.0%
     1            250,000    250,000    250,000          2,797     3,024       3,252           2,797     3,024      3,252
     2            250,000    250,000    250,000          5,477     6,107       6,767           5,477     6,107      6,767
     3            250,000    250,000    250,000          8,832    10,068      11,414           8,832    10,068     11,414
     4            250,000    250,000    250,000         12,040    14,111      16,452          12,040    14,111     16,452
     5            250,000    250,000    250,000         15,106    18,243      21,930          15,106    18,243     21,930
     6            250,000    250,000    250,000         18,034    22,473      27,900          18,034    22,473     27,900
     7            250,000    250,000    250,000         20,799    26,782      34,397          20,799    26,782     34,397
     8            250,000    250,000    250,000         23,382    31,154      41,461          23,382    31,154     41,461
     9            250,000    250,000    250,000         25,785    35,597      49,167          25,785    35,597     49,167
    10            250,000    250,000    250,000         27,988    40,097      57,575          27,988    40,097     57,575

    15            250,000    250,000    250,000         36,020    64,066     114,871          36,020    64,066    114,871

    20            250,000    250,000    258,581         36,696    89,315     211,952          36,696    89,315    211,952


THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

ADDITIONAL INFORMATION

     A general overview of the Policies appears at pages 1 through 33. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                     PAGE TO
                                                     SEE IN THIS
CONTENTS OF ADDITIONAL INFORMATION                   PROSPECTUS
----------------------------------                   ------------
AGL...................................................    35
Separate Account VL-R.................................    35
Tax Effects...........................................    36
Voting Privileges.....................................    43
Your Beneficiary......................................    43
Assigning Your Policy.................................    43
More About Policy Charges.............................    44
Effective Date of Policy and Related Transactions.....    46
More About Our Declared Fixed Interest Account Option.    48
Distribution of the Policies..........................    48
Payment of Policy Proceeds............................    50
Adjustments to Death Benefit..........................    51
Additional Rights That We Have........................    52
Performance Information...............................    53
Our Reports to Policy Owners..........................    53
AGL's Management......................................    54
Principal Underwriter's Management....................    56
Legal Matters.........................................    58
Accounting and Auditing Experts.......................    58
Actuarial Expert......................................    58
Services Agreements...................................    58
Certain Potential Conflicts...........................    59

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 61, which follows all of the financial pages). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company), a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. The commitments under the Policies are AGL's, and American General Corporation has no legal obligation to back those commitments.

     On March 11, 2001, American General Corporation, the parent of AGL, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation would become an indirect wholly-owned subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to shareholder and regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

     On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

During 2000, AGL received $63,622,811 in total premium payments from Policy holders. AGL also received in 2000 the following fees and charges:

     .      mortality and expense fees     $   620,986

     .      administrative fees            $ 1,562,406

     .      cost of insurance charges      $10,375,835

SEPARATE ACCOUNT VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in our Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created the separate account on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 65 separate "divisions," 41 of which correspond to one of the 41 available investment options (other than our declared fixed interest account option). The remaining 24 divisions, and some of these 41 divisions, represent investment options available under another variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in the separate account are our property. The assets in the separate account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to the separate account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account.

     AGL also issues variable annuity contracts through its Separate Accounts A and D, which also are registered investment companies.

TAX EFFECTS

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract", as you can see from the following discussion. In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .    you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up means no future premium payments are required) after the payment of seven level annual premiums;

then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, would be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) or partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

For modified endowment contracts, your basis:

     .    is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .    to taxpayers 59 1/2 years of age or older;

     .    in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within a Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of our Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. The Taxpayer Relief Act of 1997 gradually raises the value of the credit to $1,000,000 in 2006. In 2001 the value of the unified credit is $675,000. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The Internal Revenue Service ("IRS") has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The Internal Revenue Service ("IRS") recently issued Notice 2001-10 (the "Notice") in an effort to clarify its position and provide guidance regarding split-dollar life insurance arrangements. As part of this Notice, the IRS concluded that the P.S. 58 rates, which have been used to determine the fair market value of life insurance protection, are no longer appropriate and may not be used after December 31, 2001. The Notice indicates that in 2002, the rate table issued under section 79 of the Code must be used to reflect the economic value of the life insurance protection in split dollar arrangements. The parties to a split dollar arrangement also may elect to use published alternate term rates, provided by the issuing insurance company, if the parties comply with certain new conditions.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the Notice.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to the Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

YOUR BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. We also require the consent of any irrevocably named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason, if we agree. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive complete notice of the assignment in good order. We are not responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial surrender, loan or payment from a Policy under a terminal illness rider. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policies are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policies. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policies. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the 5-year no-lapse guarantee under the Platinum Investor I Policies or reduce the amount of our daily charge fee revenues below what we anticipate);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive, net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policies require us to provide will exceed what we currently project).

     If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss.

     The current charges that we deduct from premiums have been designed to compensate us for taxes we have to pay to the state where you live when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments. The current flat monthly charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the Policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policies as the insured person dies.

     Any excess from the charges discussed in the preceding paragraph, as well as revenues from the daily charge, are primarily intended to:

     . offset other expenses in connection with the Policies (such as the costs of processing applications for Policies and other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the Policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect);

     .    compensate us for the risks we assume under the Policies; or

     .    otherwise to be retained by us as profit.

The surrender charge under the Platinum Investor I Policies and the additional monthly charge during the first two years under a Platinum Investor II Policy have also been designed primarily for these purposes.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge or charge increase for any purpose.

     Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

     Gender neutral Policies. Our cost of insurance charge rates in Montana will not be greater than the comparable male rates illustrated in this prospectus.

     Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies (including Platinum Investor Policies) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly insurance charge" beginning on page 8.

     Decreases in the specified amount of a Platinum Investor I Policy. An amount of any remaining surrender charge will be deducted upon a decrease in specified amount under a Platinum Investor I Policy. If:

     . there have been no previous specified amount increases, the amount we deduct will bear the same proportion to the total surrender charge then applicable as the amount of the specified amount decrease bears to the Policy's total specified amount. The remaining amount of surrender charge that we could impose at a future time, however, will also be reduced proportionally.

     . there have been increases in specified amount, we decrease first those portions of specified amount that were most recently established. We also deduct any remaining amount of the surrender charge that was established with that portion of specified amount (which we pro-rate if less than that entire portion of specified amount is being canceled).

     Certain arrangements. Most of the distributors or advisers of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the distributors or the advisers, and will not be paid by the Mutual Funds, the divisions or Policy owners. No payments have yet been made under these arrangements, because the number of Policies issued does not require a payment.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We compute values under Policies on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or "business day."

     We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the minimum first premium has been paid, and
(b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the appropriate address shown on the first page of this prospectus or from your AGL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "date of issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases or decreases you request in the specified amount of insurance, and reinstatements of Policies that have lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative or if you mail it to us, the date it is postmarked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

MORE ABOUT OUR DECLARED FIXED INTEREST ACCOUNT OPTION

     Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account or our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

     Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

DISTRIBUTION OF THE POLICIES

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

     We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD. FFSC is one of the broker-dealers with a sales agreement. FFSC is affiliated with AGL and with AGDI, but FFSC is treated the same as any other broker-dealer is treated under its sales agreement.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed, for the Platinum Investor I Policies:

     . 90% of the premiums paid in the first Policy year up to a "target" amount;

     . 4% of the premiums not in excess of the target amount paid in each of Policy years 2 through 10;

     . 2.5% of the premiums in excess of the target amount received in any of Policy years 1 through 10; and

     . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1.

The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

     The compensation payable to the broker-dealers or banks for the Platinum Investor II Policies may also vary with the sales agreement, but is generally not expected to exceed:

     .    20% of premiums paid in the first Policy year up to the target amount;

     . 12% of the premiums not in excess of the target amount paid in each of Policy years 2 through 7;

     . 2.5% on the premiums in excess of the target amount received in any of Policy years 1 through 7; and

     . 0.25% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 1.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request. In addition, we may pay broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances.

     We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page 8. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

     We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our subsidary broker-dealer, American General Securities Incorporated, and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan and affect the amount of benefits earned each year.

PAYMENT OF POLICY PROCEEDS

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of separate account proceeds. We reserve the right to defer payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .    the SEC by order permits the delay for the protection of owners.

Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in some other way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

     . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured commits suicide during the first two Policy years, we will limit the death benefit proceeds to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders. A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured is living at the time of the increase. In this case, if the insured commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase. Some states require that we compute differently these periods for non-contestability following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance on a pro-rata basis to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     . change interest rates and charges as long as we stay within the minimum and maximum charges permitted in your Policy;

     .    change the underlying Mutual Fund that any investment option uses;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to Platinum Investor from one investment option and put them into another;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     .    change our underwriting and premium class guidelines;

     . operate the separate account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Our separate account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with applicable law in making any changes and, if necessary, we will seek Policy owner approval.

PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of the Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

OUR REPORTS TO POLICY OWNERS

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans.

We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL'S MANAGEMENT

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.


NAME                                      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Rodney O. Martin, Jr.                     Director of American General Life Insurance Company since August 1996. Chairman of the
                                          Board and CEO of American General Life Insurance Company since April 2000. President and
                                          CEO (August 1996 - July 1998). President of American General Life Insurance Company of New
                                          York (November 1995 - August 1996).

Donald W. Britton                         Director of the Board of American General Life Insurance Company since April 1999.
                                          President of American General Life Insurance Company since April 2000. President of First
                                          Colony Life, Lynchburg, Virginia (1996 - April 1999).

David A. Fravel                           Director of American General Life Insurance Company since November 1996. Elected Executive
                                          Vice President in April 1998. Previously held position of Senior Vice President of
                                          American General Life Insurance Company since November 1996. Senior Vice President of
                                          Massachusetts Mutual, Springfield, Missouri (March 1996 - June 1996).

David L. Herzog                           Director, Executive Vice President and Chief Financial Officer American General Life
                                          Insurance Company since March 2000. Vice President of General American, St. Louis,
                                          Missouri (June 1991 - February 2000).

John V. LaGrasse                          Director of American General Life Insurance Company since August 1996. Chief Technology
                                          Officer of American General Life Insurance Company since April, 2000. Elected Executive
                                          Vice President in July 1998. Previously held position of Senior Vice President of American
                                          General Life Insurance Company since August 1996. Director of Citicorp Insurance Services,
                                          Inc., Dover, Delaware (1986 - 1996).


NAME                                      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas M. Zurek                           Director and Executive Vice President of American General Life Insurance Company since
                                          April 1999. Elected General Counsel in December 1998. Previously held various positions with American General Life Insurance Company including Senior Vice President since
                                          December 1998 and Vice President since October 1998. In February 1998 named as Senior Vice
                                          President and Deputy General Counsel of American General Corporation. Attorney Shareholder
                                          with Nyemaster, Goode, Voigts, West, Hansell & O'Brien, Des Moines, Iowa (June 1992 -
                                          February 1998).

Royce G. Imhoff, II                       Director for American General Life Insurance Company since November 1997. Previously held various positions with American General Life Insurance Company including Vice President since August 1996.

Paul L. Mistretta                         Executive Vice President of American General Life Insurance Company since July 1999.
                                          Senior Vice President of First Colony Life Insurance, Lynchburg, Virginia (1992 - July
                                          1999).

Gary D. Reddick                           Executive Vice President of American General Life Insurance Company since April 1998. Vice
                                          Chairman since July 1997 and Executive Vice President-Administration of the Franklin Life
                                          Insurance Company since February 1995.

Don M. Ward                               Executive Vice President of American General Life Insurance Company since April 2000.
                                          Senior Vice President of American General Life Insurance Company since February 1998. Vice
                                          President of Pacific Life Insurance Company, Newport Beach, CA (1991 -February 1998).

Wayne A. Barnard                          Senior Vice President of American General Life Insurance Company since November 1997.
                                          Previously held various positions with American General Life Insurance Company including
                                          Vice President since February 1991.

Robert M. Beuerlein                       Senior Vice President and Chief Actuary of American General Life Insurance Company since
                                          September 1999. Previously held position of Vice President of American General Life
                                          Insurance Company since December 1998. Director, Senior Vice President and Chief Actuary
                                          of The Franklin Life Insurance Company, Springfield, Illinois (January 1991 - June 1999).


NAME                                      BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
David J. Dietz                            Senior Vice President-Corporate Markets Group of American General Life Insurance Company
                                          since January 1999. President and Chief Executive Officer-Individual Insurance Operations
                                          of The United States Life Insurance Company in the City of New York since September, 1997.
                                          President of Prudential Select Life, Newark, New Jersey (August 1990 - September 1997).

William Guterding                         Senior Vice President of American General Life Insurance Company since April 1999. Senior
                                          Vice President and Chief Underwriting Officer of The United States Life Insurance Company
                                          in the City of New York since October, 1980.

Robert F. Herbert, Jr.                    Senior Vice President and Treasurer of American General Life Insurance Company since May
                                          1996, and Controller since February 1991.

Simon J. Leech                            Senior Vice President for American General Life Insurance Company since July 1997.
                                          Previously held various positions with American General Life Insurance Company since 1981, including Director of Policy Owners' Service Department in 1993, and Vice President-Policy
                                          Administration in 1995.

Roy V. Washington                         Senior Vice President and Chief Compliance Officer of American General Life Insurance
                                          Company since April 2001. Senior Vice President and Chief Compliance Officer of American
                                          General Life Companies since May 2000. Vice President of Lincoln National Life, Fort
                                          Wayne, Indiana from June 1996 to May 2000. Legal Counsel of Lincoln National Life, Fort
                                          Wayne, Indiana from August 1994 - June 1996.

The principal business address of each person listed above is our Home Office; except that the street number for Messrs. Fravel, LaGrasse, Leech, Martin, Herzog, Britton, Mistretta, Barnard, Reddick and Zurek is 2929 Allen Parkway, the street number for Messrs. Ward and Washington is 2727 Allen Parkway, and the street number for Messrs. Dietz and Guterding is 390 Park Ave, 5/th/ Floor, New York, New York.


PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

                                       POSITION AND OFFICES
                                       WITH UNDERWRITER,
NAME AND PRINCIPAL                     AMERICAN GENERAL
BUSINESS ADDRESS                       DISTRIBUTORS, INC.
------------------                     ---------------------

Robert P. Condon                       Director and Chairman,
2929 Allen Parkway                     Chief Executive Officer and President
Houston, TX 77019

Mary L. Cavanaugh                      Director and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David H. den Boer                      Director, Vice President, Chief
2929 Allen Parkway                     Compliance Officer and Secretary
Houston, TX 77019

Jennifer D. Cobbs                      Executive Vice President
2929 Allen Parkway
Houston, TX 77019

John Reiner                            Chief Financial Officer and Treasurer
2929 Allen Parkway
Houston, TX 77019

Robyn Galerston                        Assistant Vice President-
2919 Allen Parkway                     Sales Literature Review
Houston, TX 77019

D. Lynne Walters                       Tax Officer
2929 Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Daniel R. Cricks                       Assistant Tax Officer
2929 Allen Parkway
Houston, TX 77019

                                       POSITION AND OFFICES
                                       WITH UNDERWRITER,
NAME AND PRINCIPAL                     AMERICAN GENERAL
BUSINESS ADDRESS                       DISTRIBUTORS, INC.
------------------                     ---------------------

Jim D. Bonsall                         Assistant Treasurer
2929 Allen Parkway
Houston, TX  77019

LEGAL MATTERS

     We are not involved in any legal proceedings that would be considered material with respect to a Policy owner's interest in Separate Account VL-R. Steven A. Glover, Esquire, Senior Counsel of American General Life Companies, has opined as to the validity of the Policies.

ACCOUNTING AND AUDITING EXPERTS

     The financial statements of Separate Account VL-R as of December 31, 2000 and for the year ended December 31, 2000 and the consolidated balance sheets of AGL as of December 31, 2000 and 1999 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2000, 1999 and 1998 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Wayne A. Barnard, who is Senior Vice President of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENTS

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a Delaware business trust established on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Platinum Investor Policies.

     We have entered into administrative services agreements with the advisers or administrators for the Mutual Funds. We receive fees for the administrative services we perform. These fees do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?"

     We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

CERTAIN POTENTIAL CONFLICTS

     The Mutual Funds sell shares to separate accounts of insurance companies (and may sell in the future certain qualified plans), both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our Policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we may know exist to each Mutual Fund as soon as a conflict exists. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

FINANCIAL STATEMENTS

     The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under Platinum Investor Policies. They should not be considered as bearing upon the investment experience of the Separate Account VL-R.

                                                          PAGE TO
                                                          SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R             PROSPECTUS
---------------------------------------------             ------------

Report of Ernst & Young LLP, Independent Auditors........    VL-R-1
Summary of Financial Statements..........................    VL-R-3
Statement of Net Assets as of December 31, 2000 and 1999. VL-R-4 Statement of Operations for the twelve months
     ended December 31, 2000 and 1999....................    VL-R-4

                                                              PAGE TO
                                                              SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                 PROSPECTUS
---------------------------------------------                 ------------
Statement of Changes in Net Assets for the twelve months
     ended December 31, 2000 and 1999.......................    VL-R-12
Notes to Financial Statements...............................    VL-R-20


                                                              PAGE TO
                                                              SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                 PROSPECTUS
---------------------------------------------                 ------------
Report of Ernst & Young, LLP Independent Auditors............     F-1
Consolidated Balance Sheets as of December 31, 2000 and 1999.     F-2
Consolidated Statements of Income for the years ended
     December 31, 2000, 1999 and 1998........................     F-4
Consolidated Statements of Shareholders' Equity for the years
      ended December 31, 2000, 1999 and 1998.................     F-5
Consolidated Statements of Comprehensive Income
    for the years ended December 31, 2000, 1999 and 1998.....     F-6
Consolidated Statements of Cash Flows for the years
     ended December 31, 2000, 1999 and 1998..................     F-7
Notes to Consolidated Financial Statements...................     F-8

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R - Platinum Investor Divisions (comprised of the following divisions: AIM V.I. International Equity Fund, AIM V.I. Value Fund, Ayco Large Cap Growth Fund I, Dreyfus IP MidCap Stock Portfolio, Dreyfus VIF Quality Bond Portfolio, Dreyfus VIF Small Cap Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Janus Aspen International Growth Portfolio-Service Shares, Janus Aspen Worldwide Growth Portfolio-Service Shares, Janus Aspen Aggressive Growth Portfolio-Service Shares, J.P. Morgan Small Company Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Capital Opportunities Series, MFS New Discovery Series, Neuberger Berman AMT Mid-Cap Growth Portfolio, North American-AG International Equities Fund, North American-AG MidCap Index Fund, North American-AG Money Market Fund, North American-AG Nasdaq-100 Index Fund, North American-AG Stock Index Fund, North American-AG Small Cap Index Fund, North American-T. Rowe Price Science & Technology Fund, PIMCO Short-Term Bond Portfolio Admin. Class, PIMCO Real Return Bond Portfolio Admin. Class, PIMCO Total Return Bond Portfolio Admin. Class, Putnam VT Diversified Income Fund-Class IB Shares, Putnam VT Growth and Income Fund Fund-Class IB Shares, Putnam VT International Growth and Income Fund-Class IB Shares, SAFECO RST-Equity Portfolio, SAFECO RST-Growth Opportunities Portfolio, UIF Equity Growth Portfolio, UIF High Yield Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF REIT Index Portfolio, and Van Kampen LIT Strategic Stock Portfolio-Class I Shares) (collectively, the "Separate Account") as of December 31, 2000, and the related statement of operations for the periods then ended and the statement of changes in net assets for the periods ended December 31, 2000 and 1999. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                                    VL-R-1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R - Platinum Investor Divisions at December 31, 2000, the results of their operations for the periods ended December 31, 2000 and changes in their net assets for the periods ended December 31, 2000 and 1999, in conformity with accounting principles generally accepted in the United States.


                               ERNST & YOUNG LLP

Houston, Texas
March 5, 2001

                                    VL-R-2

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                                                      ALL DIVISIONS
                                                                                     --------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market (cost $112,821,387)                           $  101,058,131
     Due from American General Life Insurance Company                                        11,263
                                                                                     -------------

         NET ASSETS                                                                  $  101,069,394
                                                                                     ==============


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                     $    1,491,035

EXPENSES:
     Mortality and expense risk and administrative fees                                  (2,139,530)
                                                                                     --------------
         NET INVESTMENT LOSS                                                               (648,495)
                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                     1,401,981
     Capital gain distributions from mutual funds                                         6,912,798
     Net unrealized depreciation of investments during the year                         (16,371,331)
                                                                                     --------------
         NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                 (8,056,552)
                                                                                     --------------

         DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $   (8,705,047)
                                                                                     ==============


STATEMENTS OF CHANGES IN NET ASSETS                                                            ALL DIVISIONS
                                                                                     ----------------------------------
                                                                                          2000               1999
                                                                                     ----------------------------------
OPERATIONS:
     Net investment loss                                                             $     (648,495)      $    (418,384)
     Net realized gain on investments                                                     1,401,981             319,326
     Capital gain distributions from mutual funds                                         6,912,798             968,029
     Net unrealized appreciation (depreciation) of investments during the year          (16,371,331)          4,188,998
                                                                                     --------------       -------------
         Increase (decrease) in net assets resulting from operations                     (8,705,047)          5,057,969
                                                                                     --------------       -------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                        62,375,862          39,086,929
     Purchase payments from internal rollover transactions                                7,550,436           6,371,853
     Cost of insurance and maintenance charges                                          (10,375,835)         (4,042,521)
     Policy loans                                                                        (1,093,573)         (2,664,047)
     Terminations, withdrawals and net transfers                                         (1,809,544)           (290,342)
                                                                                     --------------       -------------
         Increase in net assets resulting from principal transactions                    56,647,346          38,461,872
                                                                                     --------------       -------------
     TOTAL INCREASE IN NET ASSETS                                                        47,942,299          43,519,841

NET ASSETS:
     Beginning of year                                                                   53,127,095           9,607,254
                                                                                     --------------       -------------
     End of year                                                                     $  101,069,394       $  53,127,095
                                                                                     ==============       =============

See accompanying notes.

                                    VL-R-3

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                     DIVISIONS
                                                                                 --------------------------------------------------
                                                                                    AIM V.I.
                                                                                 International    AIM V.I. Value   Ayco Large Cap
                                                                                  Equity Fund          Fund       Growth Fund I (1)
                                                                                 -------------   ---------------  -----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                             $ 3,815,776    $ 12,199,159       $     8,296
     Due from (to) American General Life Insurance Company                                 287             979                (3)
                                                                                   -----------    ------------       -----------

         NET ASSETS                                                                $ 3,816,063    $ 12,200,138       $     8,293
                                                                                   ===========    ============       ===========

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                   $     9,435    $     14,777       $         8

EXPENSES:
     Mortality and expense risk and administrative fees                                (30,646)       (184,384)               25
                                                                                   -----------    ------------       -----------
         NET INVESTMENT INCOME (LOSS)                                                  (21,211)       (169,607)               33
                                                                                   -----------    ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                           295,131         295,322                 -
     Capital gain distributions from mutual funds                                      241,532         514,795                 -
     Net unrealized appreciation (depreciation) of investments during the year      (1,612,830)     (2,732,337)             (417)
                                                                                   -----------    ------------       -----------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (1,076,167)     (1,922,220)             (417)
                                                                                   -----------    ------------       -----------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $(1,097,378)   $ (2,091,827)      $      (384)
                                                                                   ===========    ============       ===========


(1)  Since inception December 2000.
(2)  Since inception November 2000.


         See accompanying notes.

                                    VL-R-4

                                                       DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Janus Aspen
                                                                                                   Janus Aspen      Worldwide Growth
    Dreyfus IP       Dreyfus VIF                       Fidelity VIP Equity-                        International       Portfolio -
  MidCap Stock      Quality Bond   Dreyfus VIF Small    Income Portfolio     Fidelity VIP Growth  Growth Portfolio -     Service
   Portfolio (1)      Portfolio      Cap Portfolio           (2)                Portfolio (2)     Service Shares (1)    Shares (1)
------------------ -------------   -----------------  ---------------------  -------------------  -------------------- -------------
$     5,784         $ 6,731,100      $  6,034,118        $    12,789               $ 113,515           $  11,664        $  53,786
         (1)                576               486                339                      (3)                  3               (2)
-----------         -----------      ------------        -----------               ---------           ---------        ---------

$     5,783         $ 6,731,676      $  6,034,604        $    13,128               $ 113,512           $  11,667        $  53,784
===========         ===========      ============        ===========               =========           =========        =========


$        10         $   330,669      $     19,878        $         -               $       -           $       9        $      15


         (4)            (55,763)          (45,702)                (4)                 (2,496)                (33)             (32)
-----------         -----------      ------------        -----------               ---------           ---------        ---------
          6             274,906           (25,824)                (4)                 (2,496)                (24)             (17)
-----------         -----------      ------------        -----------               ---------           ---------        ---------


          -             (29,853)          218,126                  -                  (1,013)                (32)               -
         87                   -         2,606,064                  -                       -                   -                -
        248             299,624        (2,392,534)               340                  (2,525)                 41              (73)
-----------         -----------      ------------        -----------               ---------           ---------        ---------
        335             269,771           431,656                340                  (3,538)                  9              (73)
-----------         -----------      ------------        -----------               ---------           ---------        ---------

$       341         $   544,677      $    405,832        $       336               $  (6,034)          $     (15)       $     (90)
===========         ===========      ============        ===========               =========           =========        =========

                                    VL-R-5

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                     DIVISIONS
                                                                            --------------------------------------------------------
                                                                                Janus Aspen
                                                                                Aggressive        J.P. Morgan Small
                                                                             Growth Portfolio -   Company Portfolio    MFS Emerging
                                                                             Service Shares (1)          (2)          Growth Series
                                                                            --------------------  ------------------  --------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                         $          7,490     $     2,893       $ 10,923,015
     Due from (to) American General Life Insurance Company                                 (807)              -                915
                                                                               ----------------     -----------       ------------

         NET ASSETS                                                            $          6,683     $     2,893       $ 10,923,930
                                                                               ================     ===========       ============


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                               $              -     $         -       $          -

EXPENSES:
     Mortality and expense risk and administrative fees                                      14             (13)           (88,865)
                                                                               ----------------     -----------       ------------
         NET INVESTMENT INCOME (LOSS)                                                        14             (13)           (88,865)
                                                                               ----------------     -----------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                                  -               -            408,360
     Capital gain distributions from mutual funds                                             -               -            467,445
     Net unrealized appreciation (depreciation) of investments during the year             (246)            189         (3,412,811)
                                                                               ----------------     -----------       ------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                            (246)            189         (2,537,006)
                                                                               ----------------     -----------       ------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $           (232)    $       176       $ (2,625,871)
                                                                               ================     ===========       ============


(1) Since inception November 2000.
(2) Since inception December 2000.



      See accompanying notes.

                                    VL-R-6

                                                       DIVISIONS
---------------------------------------------------------------------------------------------------------------------------

                                                  Neuberger Berman
                  MFS Capital                        AMT Mid-Cap    North American -   North American -    North American -
MFS Research    Opportunities  MFS New Discovery       Growth       AG International   AG MidCap Index     AG Money Market
 Series (2)       Series (2)       Series (2)       Portfolio (2)   Equities Fund         Fund                  Fund
------------    -------------  -----------------  ----------------  ----------------  ----------------     ----------------
$     29,394     $          -  $           6,928  $        103,234  $     1,088,712   $      5,883,402     $     10,292,109
          (1)             858               (952)               (2)            (324)               487                  847
------------    -------------  -----------------  ----------------  ---------------   ----------------     ----------------

$     29,393     $        858  $           5,976  $        103,232  $     1,088,388   $      5,883,889     $     10,292,956
============     ============  =================  ================  ===============   ================     ================
$          -     $          -  $               -  $              -  $         8,780   $         38,169     $        502,009

         (18)              (2)                 3            (4,798)          (9,817)           (33,288)          (1,192,542)
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------
         (18)              (2)                 3            (4,798)          (1,037)             4,881             (690,533)
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------
           -                -                  -            (3,001)           2,268            (14,243)                   -
           -                -                  -                 -          128,988          1,278,577                    -
          59                -                 37              (458)        (287,902)          (743,776)                   -
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------
          59                -                 37            (3,459)        (156,646)           520,558                    -
------------     ------------  -----------------  ----------------  ---------------   ----------------     ----------------

$         41     $         (2) $              40  $         (8,257) $      (157,683)  $        525,439     $       (690,533)
============     ============  =================  ================  ===============   ================     ================

                                    VL-R-7

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                      DIVISIONS
                                                                                ----------------------------------------------------
                                                                                North American - North American - North American -
                                                                                AG Nasdaq - 100  AG Stock Index     AG Small Cap
                                                                                 Index Fund (1)        Fund        Index Fund (1)
                                                                                ---------------- ---------------- ------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                                $ 23,441    $ 17,532,418         $     -
     Due from (to) American General Life Insurance Company                                  16           1,483           1,026
                                                                                      --------    ------------         -------

         NET ASSETS                                                                   $ 23,457    $ 17,533,901         $ 1,026
                                                                                      ========    ============         =======


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                      $      6    $    126,783         $     -

EXPENSES:
     Mortality and expense risk and administrative fees                                   (757)       (289,713)             (2)
                                                                                      --------    ------------         -------
         NET INVESTMENT INCOME (LOSS)                                                     (751)       (162,930)             (2)
                                                                                      --------    ------------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                                 -         241,938               -
     Capital gain distributions from mutual funds                                            -         476,215               -
     Net unrealized appreciation (depreciation) of investments during the year          (5,126)     (2,482,593)              -
                                                                                      --------    ------------         -------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         (5,126)     (1,764,440)              -
                                                                                      --------    ------------         -------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (5,877)   $ (1,927,370)        $    (2)
                                                                                      ========    ============         =======

(1) Since inception December 2000.

     See accompanying notes.

                                    VL-R-8

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Putnam VT
North American - T.      PIMCO Short-        PIMCO Real        PIMCO Total         Putnam VT        Putnam VT          International
Rowe Price Science        Term Bond          Return Bond       Return Bond        Diversified       Growth and          Growth and
& Technology Fund      Portfolio Admin.   Portfolio Admin.   Portfolio Admin.    Income Fund -     Income Fund -      Income Fund -
       (1)                Class (1)          Class (1)          Class (1)       Class IB Shares   Class IB Shares    Class IB Shares
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    ---------------
$            5,565     $         26,927   $              -   $              -   $     1,018,282   $     4,032,118    $    2,595,449
              (796)                   -                564                561               155               369             1,207
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------

$            4,769     $         26,927   $            564   $            561   $     1,018,437   $     4,032,487    $    2,596,656
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------




$                -     $             25   $              -   $              -   $        75,607   $        47,920    $       69,877


                (3)                 (17)                 1                 (1)           (2,223)           16,944           (24,296)
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------
                (3)                   8                  1                 (1)           73,384            64,864            45,581
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------

                 -                    -                  -                  -           (43,714)         (174,805)            9,555
                 -                    -                  -                  -                 -           229,780           154,309
              (237)                  21                  -                  -           (37,643)          145,753          (175,763)
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------
              (237)                  21                  -                  -           (81,357)          200,728           (11,899)
------------------     ----------------   ----------------   ----------------   ---------------   ---------------    --------------

$             (240)    $             29   $              1   $             (1)  $        (7,973)  $       265,592    $       33,682
==================     ================   ================   ================   ===============   ===============    ==============

                                    VL-R-9

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                                ----------------------------------------------------
                                                                                                     SAFECO RST-
                                                                                                       Growth
                                                                                  SAFECO RST-       Opportunities  UIF Equity Growth
                                                                                Equity Portfolio      Portfolio        Portfolio
                                                                                ----------------    -------------  -----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
     Investment securities - at market                                          $      5,624,462    $   3,335,361  $      6,698,451
     Due from American General Life Insurance Company                                      1,180              247               529
                                                                                ----------------    -------------  ----------------

         NET ASSETS                                                             $      5,625,642    $   3,335,608  $      6,698,980
                                                                                ================    =============  ================

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                                $         43,090    $           -  $              -

EXPENSES:
     Mortality and expense risk and administrative fees                                  (46,316)         (23,729)          (67,571)
                                                                                ----------------    -------------  ----------------
         NET INVESTMENT INCOME (LOSS)                                                     (3,226)         (23,729)          (67,571)
                                                                                ----------------    -------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                            (113,835)          51,044           304,377
     Capital gain distributions from mutual funds                                              -          363,673           430,889
     Net unrealized appreciation (depreciation) of investments during the year          (360,317)        (661,337)       (1,693,012)
                                                                                ----------------    -------------  ----------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                         (474,152)        (246,620)         (957,746)
                                                                                ----------------    -------------  ----------------

         INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $       (477,378)   $    (270,349) $     (1,025,317)
                                                                                ================    =============  ================

(1)  Since Inception December 2000.

        See accompanying notes.

                                    VL-R-10

                            DIVISIONS
----------------------------------------------------------------------
                                                     Van Kampen LIT
                  Vanguard VIF     Vanguard VIF      Strategic Stock
UIF High Yield   High Yield Bond    REIT Index     Portfolio - Class I
  Portfolio       Portfolio (1)    Portfolio (1)         Shares
--------------   ---------------   -------------   -------------------


$    1,666,741   $             -   $       1,145   $         1,174,607
           134               564               -                   342
--------------   ---------------   -------------   -------------------

$    1,666,875   $           564   $       1,145   $         1,174,949
==============   ===============   =============   ===================





$      194,199   $             -   $           -   $             9,769


       (20,152)                1              12               (33,343)
--------------   ---------------   -------------   -------------------
       174,047                 1              12               (23,574)
--------------   ---------------   -------------   -------------------

       (16,049)                -               -               (27,595)
             -                 -               -                20,444
      (342,805)                -              14               127,085
--------------   ---------------   -------------   -------------------
      (358,854)                -              14               119,934
--------------   ---------------   -------------   -------------------

$     (184,807)  $             1   $          26   $            96,360
==============   ===============   =============   ===================

                                    VL-R-11

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                      DIVISIONS
                                                                                    ------------------------------------------------

                                                                                      AIM V.I.
                                                                                    International   AIM V.I. Value    Ayco Large Cap
                                                                                     Equity Fund         Fund        Growth Fund (1)
                                                                                    -------------   --------------   ---------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                                   $     (21,211)  $     (169,607)  $           33
     Net realized gain (loss) on investments                                              295,131          295,322                -
     Capital gain distributions from mutual funds                                         241,532          514,795                -
     Net unrealized appreciation (depreciation) of investments during the year         (1,612,830)      (2,732,337)            (417)
                                                                                    -------------   --------------   --------------
         Increase (decrease) in net assets resulting from operations                   (1,097,378)      (2,091,827)            (384)
                                                                                    -------------   --------------   --------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                         796,946        2,231,610                -
     Purchase payments from internal rollover transactions                                 25,127           41,361                -
     Cost of insurance and maintenance charges                                           (433,872)      (1,124,681)               -
     Policy loans                                                                          33,161           23,502                -
     Terminations, withdrawals and net transfers                                        2,296,814        5,868,650            8,677
                                                                                    -------------   --------------   --------------
         Increase in net assets resulting from principal transactions                   2,718,176        7,040,442            8,677
                                                                                    -------------   --------------   --------------
     TOTAL INCREASE IN NET ASSETS                                                       1,620,798        4,948,615            8,293

NET ASSETS:
     Beginning of year                                                                  2,195,265        7,251,523                -
                                                                                    -------------   --------------   --------------
     End of year                                                                    $   3,816,063   $   12,200,138   $        8,293
                                                                                    =============   ==============   ==============

UNITS OUTSTANDING, END OF PERIOD:                                                     343,503.148      961,067.888          852.830

VALUE PER UNIT:                                                                     $   11.109252   $    12.694356   $     9.723617

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
     Net investment income (loss)                                                   $     (15,926)  $      (37,789)  $            -
     Net realized gain (loss) on investments                                               21,154           25,143                -
     Capital gain distributions from mutual funds                                          58,038           96,007                -
     Net unrealized appreciation (depreciation) of investments during the year            529,122          857,137                -
                                                                                    -------------   --------------   --------------
         Increase (decrease) in net assets resulting from operations                      592,388          940,498                -
                                                                                    -------------   --------------   --------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                         286,903          984,166                -
     Purchase payments from internal rollover transactions                                  2,644           89,183                -
     Cost of insurance and maintenance charges                                            (64,377)        (334,169)               -
     Policy loans                                                                         (10,656)        (106,562)               -
     Terminations, withdrawals and net transfers                                        1,084,795        5,096,907                -
                                                                                    -------------   --------------   --------------
         Increase in net assets resulting from principal transactions                   1,299,309        5,729,525                -
                                                                                    -------------   --------------   --------------
     TOTAL INCREASE IN NET ASSETS                                                       1,891,697        6,670,023                -

NET ASSETS:
     Beginning of year                                                                    303,568          581,500                -
                                                                                    -------------   --------------   --------------
     End of year                                                                    $   2,195,265   $    7,251,523   $            -
                                                                                    =============   ==============   ==============

UNITS OUTSTANDING, END OF PERIOD:                                                     144,345.508      483,928.161                -

VALUE PER UNIT:                                                                     $   15.208402   $    14.984710   $            -

(1)  Since inception December 2000.
(2)  Since inception November 2000.


       See accompanying notes.

                                    VL-R-12


                                                        DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity                                   Janus Aspen          Janus Aspen
  Dreyfus IP     Dreyfus VIF                        VIP Equity-                               International       Worldwide Growth
 MidCap Stock    Quality Bond   Dreyfus VIF Small   Income Portfolio   Fedelity VIP Growth  Growth Portfolio -   Portfolio - Service
 Portfolio (1)     Portfolio      Cap Portfolio          (2)             Portfolio (2)      Service Shares (1)       Shares (1)
-------------    ------------   -----------------   ----------------   -------------------  ------------------   -------------------
$           6    $    274,906   $        (25,824)    $           (4)   $          (2,496)   $             (24)   $              (17)
            -         (29,853)           218,126                  -               (1,013)                 (32)                    -
           87               -          2,606,064                  -                    -                    -                     -
          248         299,624         (2,392,534)               340               (2,525)                  41                   (73)
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
          341         544,677            405,832                336               (6,034)                 (15)                  (90)
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------

            -         592,079            844,458                136                   65                  150                     -
            -               -              5,843                  -                    -                    -                     -
            -        (455,287)          (434,167)                 -                    -                    -                     -
            -          70,169             (8,128)                 -                    -                    -                     -
        5,442       3,677,345          3,393,747             12,656              119,481               11,532                53,874
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
        5,442       3,884,306          3,801,753             12,792              119,546               11,682                53,874
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
        5,783       4,428,983          4,207,585             13,128              113,512               11,667                53,784


            -       2,302,693          1,827,019                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
$       5,783    $  6,731,676   $      6,034,604     $       13,128    $         113,512    $          11,667    $           53,784
=============    ============   ================     ==============    =================    =================    ==================

      589.240     611,171.527        468,476.170          1,298.375           12,688.881            1,302.400             5,971.961

$    9.814198    $  11.014381   $      12.881347     $    10.111470    $        8.945794    $        8.958088    $         9.006153





$           -    $     55,667   $        (24,537)    $            -    $               -    $               -    $                -
            -         (14,321)             2,452                  -                    -                    -                     -
            -               -                  -                  -                    -                    -                     -
            -         (58,368)           267,550                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
            -         (17,022)           245,465                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------



            -         329,825            371,635                  -                    -                    -                     -
            -           2,644              1,999                  -                    -                    -                     -
            -         (91,579)          (188,171)                 -                    -                    -                     -
            -         (55,945)           (39,961)                 -                    -                    -                     -
            -       1,923,862            988,970                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
            -       2,108,807          1,134,472                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
            -       2,091,785          1,379,937                  -                    -                    -                     -



            -         210,908            447,082                  -                    -                    -                     -
-------------    ------------   ----------------     --------------    -----------------    -----------------    ------------------
$           -    $  2,302,693   $      1,827,019     $            -    $               -    $               -    $                -
=============    ============   ================     ==============    =================    =================    ==================

            -     230,742.366        159,509.564                  -                    -                    -                     -

$           -    $   9.979496   $      11.453979     $            -    $               -    $               -    $                -


                                    VL-R-13

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                      DIVISIONS
                                                                               -----------------------------------------------------
                                                                                   Janus Aspen
                                                                                   Aggressive      J.P. Morgan Small
                                                                               Growth Portfolio -  Company Portfolio    MFS Emerging
                                                                               Service Shares (1)         (2)          Growth Series
                                                                               ------------------  -----------------   -------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
   Net investment income (loss)                                                $               14  $             (13)  $    (88,865)
   Net realized gain (loss) on investments                                                      -                  -        408,360
   Capital gain distributions from mutual funds                                                 -                  -        467,445
   Net unrealized appreciation (depreciation) of investments during the year                 (246)               189     (3,412,811)
                                                                               ------------------  -----------------   ------------
       Increase (decrease) in net assets resulting from operations                           (232)               176     (2,625,871)
                                                                               ------------------  -----------------   ------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                                                29                 39      1,806,994
   Purchase payments from internal rollover transactions                                        -                  -         53,922
   Cost of insurance and maintenance charges                                                  (60)                 -       (744,093)
   Policy loans                                                                                 -                  -        (74,541)
   Terminations, withdrawals and net transfers                                              6,946              2,678      8,126,645
                                                                               ------------------  -----------------   ------------
       Increase in net assets resulting from principal transactions                         6,915              2,717      9,168,927
                                                                               ------------------  -----------------   ------------
   TOTAL INCREASE IN NET ASSETS                                                             6,683              2,893      6,543,056

NET ASSETS:
   Beginning of year                                                                            -                  -      4,380,874
                                                                               ------------------  -----------------   ------------
   End of year                                                                 $            6,683  $           2,893   $ 10,923,930
                                                                               ==================  =================   ============

UNITS OUTSTANDING, END OF PERIOD:                                                         861.017            306.563    657,978.793

VALUE PER UNIT:                                                                $         7.761251  $        9.436826   $  16.602253

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
   Net investment income (loss)                                                $                -  $               -   $     13,224
   Net realized gain on investments                                                             -                  -         67,519
   Capital gain distributions from mutual funds                                                 -                  -              -
   Net unrealized appreciation (depreciation) of investments during the year                    -                  -      1,407,958
                                                                               ------------------  -----------------   ------------
       Increase (decrease) in net assets resulting from operations                              -                  -      1,488,701
                                                                               ------------------  -----------------   ------------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                                                 -                  -        498,236
   Purchase payments from internal rollover transactions                                        -                  -         89,183
   Cost of insurance and maintenance charges                                                    -                  -       (157,435)
   Policy loans                                                                                 -                  -        (85,249)
   Terminations, withdrawals and net transfers                                                  -                  -      2,205,588
                                                                               ------------------  -----------------   ------------
       Increase in net assets resulting from principal transactions                             -                  -      2,550,323
                                                                               ------------------  -----------------   ------------
   TOTAL INCREASE IN NET ASSETS                                                                 -                  -      4,039,024

NET ASSETS:
   Beginning of year                                                                            -                  -        341,850
                                                                               ------------------  -----------------   ------------
   End of year                                                                 $                -  $               -   $  4,380,874
                                                                               ==================  =================   ============

UNITS OUTSTANDING, END OF PERIOD:                                                               -                  -    210,553.680

VALUE PER UNIT:                                                                $                -  $               -   $  20.806447

(1)  Since inception November 2000.
(2)  Since inception December 2000.


        See accompanying notes.

                                    VL-R-14

                                                          DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------

                 MFS Capital                          Neuberger Berman     North American -    North American -     North American -
MFS Research    Opportunities   MFS New Discovery      AMT Mid-Cap         AG International    AG MidCap Index      AG Money Market
 Series (2)      Series (2)        Series (2)       Growth Profolio (2)     Equities Fund           Fund                 Fund
------------    -------------   -----------------   -------------------    ----------------    ----------------     ----------------
$        (18)   $          (2)  $               3   $            (4,798)   $         (1,037)   $          4,881     $      (690,533)
           -                -                   -                (3,001)              2,268             (14,243)                  -
           -                -                   -                     -             128,988           1,278,577                   -
          59                -                  37                  (458)           (287,902)           (743,776)                  -
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
          41               (2)                 40                (8,257)           (157,683)            525,439            (690,533)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------


           -               34                  68                    36             146,223             745,532          45,679,836
           -                -                   -                     -                 386               2,329           7,228,677
           -               (8)                  -                     -            (103,391)           (369,033)         (2,979,374)
           -                -                   -                     -                (272)             68,927          (1,043,919)
      29,352              834               5,868               111,453             782,668           3,045,643         (45,185,662)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
      29,352              860               5,936               111,489             825,614           3,493,398           3,699,558
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
      29,393              858               5,976               103,232             667,931           4,018,837           3,009,025


           -                -                   -                     -             420,457           1,865,052           7,283,931
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
$     29,393    $         858   $           5,976   $           103,232    $      1,088,388    $      5,883,889     $    10,292,956
============    =============   =================   ===================    ================    ================     ===============

   3,266.797           96.135             639.747            12,427.475          97,047.375         395,606.281         917,345.841

$   8.997476    $    8.922557   $        9.341320   $          8.306729    $      11.215019    $      14.873092     $     11.220366





$          -    $           -   $               -   $                 -    $         (4,331)   $          1,657     $      (421,477)
           -                -                   -                     -               3,319              14,314                   -
           -                -                   -                     -           19,333.00          397,105.00                   -
           -                -                   -                     -              42,209            (228,619)                  -
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
           -                -                   -                     -              60,530             184,457            (421,477)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------

           -                -                   -                     -              79,364             252,322          31,550,723
           -                -                   -                     -                   -              29,388           6,018,001
           -                -                   -                     -             (42,399)            (88,570)         (1,297,670)
           -                -                   -                     -                   -              (2,664)         (2,213,823)
           -                -                   -                     -             275,680           1,254,917         (29,863,802)
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
           -                -                   -                     -             312,645           1,445,393           4,193,429
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
           -                -                   -                     -             373,175           1,629,850           3,771,952


           -                -                   -                     -              47,282             235,202           3,511,979
------------    -------------   -----------------   -------------------    ----------------    ----------------     ---------------
$          -    $           -   $               -   $                 -    $        420,457    $      1,865,052     $     7,283,931
============    =============   =================   ===================    ================    ================     ===============

           -                -                   -                     -          30,772.162         145,099.120         683,020.883

$          -    $           -   $               -   $                 -    $      13.663545    $      12.853645     $     10.664287


                                   VL-R-15

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                                ----------------------------------------------------
                                                                                North American - North American - North American -
                                                                                AG Nasdaq - 100  AG Stock Index     AG Small Cap
                                                                                 Index Fund (1)       Fund         Index Fund (1)
                                                                                ---------------- ---------------- ------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                                    $     (751) $     (162,930)     $       (2)
     Net realized gain (loss) on investments                                                  -         241,938               -
     Capital gain distributions from mutual funds                                             -         476,215               -
     Net unrealized appreciation (depreciation) of investments during the year           (5,126)     (2,482,593)              -
                                                                                     ----------  --------------      ----------
         Increase (decrease) in net assets resulting from operations                     (5,877)     (1,927,370)             (2)
                                                                                     ----------  --------------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                        29,325       4,260,120              53
     Purchase payments from internal rollover transactions                                    -         147,430               -
     Cost of insurance and maintenance charges                                                -      (1,268,324)            (20)
     Policy loans                                                                             -        (155,885)              -
     Terminations, withdrawals and net transfers                                              9       5,313,226             995
                                                                                     ----------  --------------      ----------
         Increase in net assets resulting from principal transactions                    29,334       8,296,567           1,028
                                                                                     ----------  --------------      ----------
     TOTAL INCREASE IN NET ASSETS                                                        23,457       6,369,197           1,026

NET ASSETS:
     Beginning of year                                                                        -      11,164,704               -
                                                                                     ----------  --------------      ----------
     End of year                                                                     $   23,457  $   17,533,901      $    1,026
                                                                                     ==========  ==============      ==========

UNITS OUTSTANDING, END OF PERIOD:                                                     3,215.675   1,435,517.445         104.852

VALUE PER UNIT:                                                                      $ 7.294648  $    12.214342      $ 9.782059

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
     Net investment income (loss)                                                    $        -  $       25,514      $        -
     Net realized gain (loss) on investments                                                  -         184,308               -
     Capital gain distributions from mutual funds                                             -          86,440               -
     Net unrealized appreciation (depreciation) of investments during the year                -         838,489               -
                                                                                     ----------  --------------      ----------
         Increase (decrease) in net assets resulting from operations                          -       1,134,751               -
                                                                                     ----------  --------------      ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                             -       2,009,489               -
     Purchase payments from internal rollover transactions                                    -          95,070               -
     Cost of insurance and maintenance charges                                                -        (699,593)              -
     Policy loans                                                                             -         (47,953)              -
     Terminations, withdrawals and net transfers                                              -       7,390,664               -
                                                                                     ----------  --------------      ----------
         Increase in net assets resulting from principal transactions                         -       8,747,677               -
                                                                                     ----------  --------------      ----------
     TOTAL INCREASE IN NET ASSETS                                                             -       9,882,428               -

NET ASSETS:
     Beginning of year                                                                        -       1,282,276               -
                                                                                     ----------  --------------      ----------
     End of year                                                                     $        -  $   11,164,704      $        -
                                                                                     ==========  ==============      ==========

UNITS OUTSTANDING, END OF PERIOD:                                                             -     822,382.117               -

VALUE PER UNIT:                                                                      $        -  $    13.576054      $        -

(1)  Since inception December 2000.

       See accompanying notes.

                                    VL-R-16

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Putnam VT
North American - T.      PIMCO Short-        PIMCO Real       PIMCO Total        Putnam VT         Putnam VT         International
Rowe Price Science        Term Bond          Return Bond      Return Bond       Diversified        Growth and          Growth and
& Technology Fund      Portfolio Admin.    Portfolio Admin. Portfolio Admin.    Income Fund -     Income Fund -      Income Fund -
       (1)                Class (1)           Class (1)        Class (1)       Class IB Shares   Class IB Shares    Class IB Shares
-------------------    ----------------    ---------------- ----------------   ---------------   ---------------    ----------------


         $      (3)          $        8          $        1       $       (1)     $     73,384      $     64,864       $     45,581
                 -                    -                   -                -           (43,714)         (174,805)             9,555
                 -                    -                   -                -                 -           229,780            154,309
              (237)                  21                   -                -           (37,643)          145,753           (175,763)
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
              (240)                  29                   1               (1)           (7,973)          265,592             33,682
         ---------           ----------          ----------       ----------      ------------      ------------       ------------

                 -                   41                  20               20           191,539           908,484            510,220
                 -                    -                   -                -                 -            (7,178)               386
               (29)                   -                   -                -           (82,662)         (535,691)          (253,221)
                 -                    -                   -                -           (31,393)           17,009             (2,790)
             5,038               26,857                 543              542           123,715           763,530          1,267,656
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
             5,009               26,898                 563              562           201,199         1,146,154          1,522,251
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
             4,769               26,927                 564              561           193,226         1,411,746          1,555,933


                 -                    -                   -                -           825,211         2,620,741          1,040,723
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
         $   4,769           $   26,927          $      564       $      561      $  1,018,437      $  4,032,487       $  2,596,656
         =========           ==========          ==========       ==========      ============      ============       ============

           629.273            2,673.619              54.940           54.430       107,206.344       360,304.925        222,879.091

         $7.579384           $10.071251          $10.264030       $10.301079      $   9.499786      $  11.191872       $  11.650516



         $       -           $        -          $        -       $        -      $     11,677      $    (13,003)      $     (6,189)
                 -                    -                   -                -            (3,110)           18,418              4,190
                 -                    -                   -                -                 -         83,791.00                  -
                 -                    -                   -                -            (7,535)         (145,838)            82,489
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
                 -                    -                   -                -             1,032           (56,632)            80,490
         ---------           ----------          ----------       ----------      ------------      ------------       ------------

                 -                    -                   -                -           216,432           454,003            108,262
                 -                    -                   -                -                 -            23,192                  -
                 -                    -                   -                -          (144,359)         (197,917)           (41,349)
                 -                    -                   -                -                 -           (39,961)                 -
                 -                    -                   -                -           492,961         2,134,835            734,746
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
                 -                    -                   -                -           565,034         2,374,152            801,659
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
                 -                    -                   -                -           566,066         2,317,520            882,149


                 -                    -                   -                -           259,145           303,221            158,574
         ---------           ----------          ----------       ----------      ------------      ------------       ------------
         $       -           $        -          $        -       $        -      $    825,211      $  2,620,741       $  1,040,723
         =========           ==========          ==========       ==========      ============      ============       ============

                 -                    -                   -                -        86,070.302       250,833.043         89,838.353

         $       -           $        -          $        -       $        -      $   9.587642      $  10.448149       $  11.584388

                                    VL-R-17

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                              ------------------------------------------------------
                                                                                                   SAFECO RST-
                                                                                                      Growth
                                                                                 SAFECO RST-      Opportunities    UIF Equity Growth
                                                                              Equity Portfolio      Portfolio          Portfolio
                                                                              ----------------    -------------    -----------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                                  $     (3,226)   $    (23,729)   $    (67,571)
     Net realized gain (loss) on investments                                           (113,835)         51,044         304,377
     Capital gain distributions from mutual funds                                             -         363,673         430,889
     Net unrealized appreciation (depreciation) of investments during the year         (360,317)       (661,337)     (1,693,012)
                                                                                   ------------    ------------    ------------
         Increase (decrease) in net assets resulting from operations                   (477,378)       (270,349)     (1,025,317)
                                                                                   ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                       750,201         641,820       1,389,292
     Purchase payments from internal rollover transactions                               (7,183)         (3,203)         62,539
     Cost of insurance and maintenance charges                                         (472,359)       (435,802)       (454,829)
     Policy loans                                                                        75,227         (30,859)        (49,911)
     Terminations, withdrawals and net transfers                                      2,762,903         796,448       3,874,690
                                                                                   ------------    ------------    ------------
         Increase in net assets resulting from principal transactions                 3,108,789         968,404       4,821,781
                                                                                   ------------    ------------    ------------
     TOTAL INCREASE IN NET ASSETS                                                     2,631,411         698,055       3,796,464

NET ASSETS:
     Beginning of year                                                                2,994,231       2,637,553       2,902,516
                                                                                   ------------    ------------    ------------
     End of year                                                                   $  5,625,642    $  3,335,608    $  6,698,980
                                                                                   ============    ============    ============

UNITS OUTSTANDING, END OF PERIOD:                                                   525,483.607     398,260.210     522,047.496

VALUE PER UNIT:                                                                    $  10.705647    $   8.375448    $  12.832128

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

OPERATIONS:
     Net investment income (loss)                                                  $     (7,494)   $    (31,962)   $     (3,201)
     Net realized gain (loss) on investments                                             23,265         (44,931)         13,446
     Capital gain distributions from mutual funds                                       135,302               -       91,761.00
     Net unrealized appreciation (depreciation) of investments during the year          (57,164)        227,476         476,708
                                                                                   ------------    ------------    ------------
         Increase (decrease) in net assets resulting from operations                     93,909         150,583         578,714
                                                                                   ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                                       523,017         585,529         441,551
     Purchase payments from internal rollover transactions                                    4               -          20,545
     Cost of insurance and maintenance charges                                         (198,534)       (273,920)       (117,398)
     Policy loans                                                                       (50,617)         (5,328)         (5,328)
     Terminations, withdrawals and net transfers                                      2,187,016       1,430,705       1,456,661
                                                                                   ------------    ------------    ------------
         Increase in net assets resulting from principal transactions                 2,460,886       1,736,986       1,796,031
                                                                                   ------------    ------------    ------------
     TOTAL INCREASE IN NET ASSETS                                                     2,554,795       1,887,569       2,374,745

NET ASSETS:
     Beginning of year                                                                  439,436         749,984         527,771
                                                                                   ------------    ------------    ------------
     End of year                                                                   $  2,994,231    $  2,637,553    $  2,902,516
                                                                                   ============    ============    ============

UNITS OUTSTANDING, END OF PERIOD:                                                   247,639.492     293,295.140     198,132.167

VALUE PER UNIT:                                                                    $  12.091087    $   8.992831    $  14.649396

(1)  Since inception December 2000.


       See accompanying notes.

                                    VL-R-18

                                   DIVISIONS
--------------------------------------------------------------------------
                                                         Van Kampen LIT
                     Vanguard VIF      Vanguard VIF      Strategic Stock
UIF High Yield      High Yield Bond     REIT Index     Portfolio - Class I
  Portfolio          Portfolio (1)     Portfolio (1)          Shares
--------------      ---------------    -------------   -------------------


  $    174,047            $       1      $       12           $    (23,574)
       (16,049)                   -               -                (27,595)
             -                    -               -                 20,444
      (342,805)                   -              14                127,085
  ------------            ---------      ----------           ------------
      (184,807)                   1              26                 96,360
  ------------            ---------      ----------           ------------


       502,186                   20              39                348,247
             -                    -               -                      -
      (136,483)                   -               -                (92,449)
        (4,496)                   -               -                 20,626
       512,541                  543           1,080                365,497
  ------------            ---------      ----------           ------------
       873,748                  563           1,119                641,921
  ------------            ---------      ----------           ------------
       688,941                  564           1,145                738,281


       977,934                    -               -                436,668
  ------------            ---------      ----------           ------------
  $  1,666,875            $     564      $    1,145           $  1,174,949
  ============            =========      ==========           ============

   177,064.449               57.087         104.923            103,852.489

  $   9.413945            $9.881840      $10.912613           $  11.313631





  $     45,550            $       -      $        -           $     (5,764)
         1,271                    -               -                  2,889
             -                    -               -                    252
       (22,995)                   -               -                (19,621)
  ------------            ---------      ----------           ------------
        23,826                    -               -                (22,244)
  ------------            ---------      ----------           ------------


       294,761                    -               -                100,711
             -                    -               -                      -
       (78,833)                   -               -                (26,248)
             -                    -               -                      -
       594,044                    -               -                321,109
  ------------            ---------      ----------           ------------
       809,972                    -               -                395,572
  ------------            ---------      ----------           ------------
       833,798                    -               -                373,328


       144,136                    -               -                 63,340
  ------------            ---------      ----------           ------------
  $    977,934            $       -      $        -           $    436,668
  ============            =========      ==========           ============

    92,186.504                    -               -             41,452.063

  $  10.608209            $       -      $        -           $  10.534296

                                    VL-R-19

NOTES TO FINANCIAL STATEMENTS
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT VL-R

Note A - Organization

     The Platinum Investor Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in May 1998. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of sixty-five investment divisions at December 31, 2000.

     The forty-one Divisions, funded by series of independently managed mutual fund portfolios ("Funds"), available to Platinum Investor I and Platinum Investor II Variable Life Insurance policy owners are as follows:

AIM Variable Insurance Funds ("V.I."):
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

American Century Variable Portfolios, Inc. ("VP"):
  VP Value Fund/(1)/*

Ayco Series Trust:
  Ayco Large Cap Growth Fund I /2)/*

Dreyfus Investment Portfolios ("IP"):
  MidCap Stock Portfolio/(1)/

Dreyfus Variable Investment Fund ("VIF")
  Quality Bond Portfolio
  Small Cap Portfolio

Fidelity Variable Insurance Products Fund ("VIP"):
  VIP Equity-Income Portfolio/(1)/
  VIP Growth Portfolio/(1)/
  VIP Asset Manager Portfolio/(1)/*
  VIP Contrafund Portfolio/(1)/*

Janus Aspen Series - Service Shares:
  International Growth Portfolio/(1)/
  Worldwide Growth Portfolio/(1)/
  Aggressive Growth Portfolio/(1)/

J.P. Morgan Series Trust II:
  J.P. Morgan Small Company Portfolio/(1)/

MFS Variable Insurance Trust:
  MFS Emerging Growth Series
  MFS Research Series/(1)/
  MFS Capital Opportunities Series/(1)/
  MFS New Discovery Series/(1)/

Neuberger Berman Advisers Management Trust ("AMT"):
  Mid-Cap Growth Portfolio/(1)/

North American Funds Variable Product Series I/(3)/
(a related party):
  International Equities Fund
  MidCap Index Fund
  Money Market Fund
  Nasdaq-100 Index Fund/(1)/*
  Stock Index Fund
  Small Cap Index Fund/(1)/
  Science & Technology Fund/(1)/*

PIMCO Variable Insurance Trust Admin. Class:
  PIMCO Short-Term Bond Portfolio/(1)/*
  PIMCO Real Return Bond Portfolio/(1)/*
  PIMCO Total Return Bond Portfolio/(1)/*

Putnam Variable Trust - Class IB Shares ("VT"):
  Putnam VT Diversified Income Fund
  Putnam VT Growth and Income Fund
  Putnam VT International Growth and Income
     Fund

SAFECO Resource Series Trust ("RST"):
  Equity Portfolio
  Growth Opportunities Portfolio/(4)/

The Universal Institutional Funds, Inc. ("UIF"):
  Equity Growth Portfolio
  High Yield Portfolio

Vanguard Variable Insurance Fund ("VIF"):
  High Yield Bond Portfolio/(1)/*
  REIT Index Portfolio/(1)/*

Van Kampen Life Investment Trust ("LIT") - Class I Shares:
  Strategic Stock Portfolio

Warburg Pincus Trust:
  Small Company Growth Portfolio/(1)/*

  * As of December 31, 2000, these Divisions are not active.

(1) Effective November 1, 2000, these additional divisions became available to Platinum Investor contract owners.
(2) Effective December 1, 2000, the Ayco Large Cap Growth Fund I became an additional division available to Platinum Investor contract owners.
(3) Effective October 1, 2000, American General Series Portfolio Company (AGSPC) changed its name to North American Funds Variable Product Series I.
(4) Effective May 1, 2000, SAFECO Growth Portfolio changed its name to SAFECO Growth Opportunities Portfolio.

                                    VL-R-20

  Net premiums are allocated to the Divisions and invested in accordance with contract owner's instructions. There is no assurance that the investment objectives of any of the divisions will be met. Contract owners solely bear the investment risk of premium payments allocated to a division.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

  Security valuation - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  Security transactions and related investment income - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policyholder's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policyholder's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Contract charges

  Deductions from premium payments. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.5%. Prior to allocation to the Separate Account, an additional 2.5% is deducted from each after-tax premium payment. For the year ended December 31, 2000, this deduction totaled $1,562,406.

  Separate Account charges. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 1998, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly maintenance charges, the cost of insurance, additional benefit riders, and withdrawal charges. The monthly maintenance charge deduction is $6 for each policy in force. An additional monthly expense deduction for Platinum Investor II policies is charged during the first two policy years, and for the first two years on any increase in specified amount. The amount of this charge varies from $0.0999 per $1,000 of specified amount to $1.88 per $1,000 of specified amount (or increase in specified amount), depending upon the age and other characteristics of the insured person.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. For the year ended December 31, 2000, cost of insurance, maintenance charges, and additional expense deductions of $10,375,835 were collected.

                                    VL-R-21

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Contract charges - Continued

  Surrender charges are deducted for the Platinum Investor I policies if the policy is surrendered during the policy's first 10 years. Beginning in the fourth policy year, the amount of the surrender charge decreases by a constant amount each policy year. In addition, a $25 transaction fee per policy is charged for each partial surrender made. Total surrender charges collected for the year ended December 31, 2000 were $256,506.

  Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Note C - Federal Income Taxes

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note D - Investments

  For the period ended December 31, 2000, the aggregate cost of purchases and proceeds from the sales of investments were:


                     Funds                                                Purchases       Sales
  AIM V.I. International Equity Fund                                   $  4,244,753   $ 1,306,407
  AIM V.I. Value Fund                                                     8,749,154     1,364,056
  Ayco Large Cap Growth Fund I                                                8,714             -
  Dreyfus IP MidCap Stock Portfolio                                           5,536             -
  Dreyfus VIF Quality Bond Portfolio                                      5,001,756       842,977
  Dreyfus VIF Small Cap Portfolio                                         7,116,674       735,054
  Fidelity VIP Equity-Income Portfolio                                       12,449             -
  Fidelity VIP Growth Portfolio                                             187,477        70,425
  Janus Aspen International Growth Portfolio - Service Shares                13,043         1,388
  Janus Aspen Worldwide Growth Portfolio - Service Shares                    53,859             -
  Janus Aspen Aggressive Growth Portfolio - Service Shares                    7,736             -
  J.P. Morgan Small Company Portfolio                                         2,704             -
  MFS Emerging Growth Series                                             10,608,565     1,061,703
  MFS Research Series                                                        29,334             -
  MFS New Discovery Series                                                    6,891             -
  Neuberger Berman AMT Mid-Cap Growth Portfolio                             175,831        69,138
  North American - AG International Equities Fund                         1,100,015       146,000
  North American - AG MidCap Index Fund                                   5,391,726       615,242
  North American - AG Money Market Fund                                  36,329,773    33,321,146
  North American - AG Nasdaq - 100 Index Fund                                28,566             -
  North American - AG Stock Index Fund                                   10,825,143     2,216,085
  North American - T. Rowe Price Science & Technology Fund                    5,802             -
  PIMCO Short-Term Bond Portfolio - Admin. Class                             26,906             -
  Putnam VT Diversified Income Fund - Class IB Shares                       673,743       399,130
  Putnam VT Growth and Income Fund - Class IB Shares                      2,456,687     1,016,096
  Putnam VT International Growth and Income Fund - Class IB Shares        2,187,196       465,764
  SAFECO RST-Equity Portfolio                                             4,775,925     1,671,356
  SAFECO RST-Growth Opportunities Portfolio                               2,278,161       969,898
  UIF Equity Growth Portfolio                                             6,138,107       953,359
  UIF High Yield Portfolio                                                1,306,711       258,989
  Vanguard VIF REIT Index Portfolio                                           1,131             -
  Van Kampen LIT Strategic Stock Portfolio - Class I Shares                 796,677       157,988
                                                                       ------------   -----------

  Total                                                                $110,546,745   $47,642,201
                                                                       ============   ===========

                                    VL-R-22

Note E - Investments

The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2000:

                                                                                        Value of                        Unrealized
                                                                           Net Asset   Shares at    Cost of Shares    Appreciation/
            Funds                                            Shares          Value      Market           Held         (Depreciation)
AIM Variable Insurance Funds
----------------------------
    AIM V.I. International Equity Fund                     189,650.917      $ 20.12   $ 3,815,776      $ 4,875,758     $(1,059,982)
    AIM V.I. Value Fund                                    446,692.029        27.31    12,199,159       14,025,335      (1,826,176)
                                                                                      -----------      -----------     -----------
                                                                                       16,014,935       18,901,093      (2,886,158)
Ayco Series Trust
-----------------
    Ayco Large Cap Growth Fund I                               853.534         9.72         8,296            8,714            (418)

Dreyfus Investment Portfolio
----------------------------
    MidCap Stock Portfolio                                     404.748        14.29         5,784            5,536             248

Dreyfus Variable Investment Fund
--------------------------------
    Quality Bond Fund                                      590,965.776        11.39     6,731,100        6,491,974         239,126
    Small Cap Portfolio                                    149,729.985        40.30     6,034,118        8,142,361      (2,108,243)
                                                                                      -----------      -----------     -----------
                                                                                       12,765,218       14,634,335      (1,869,117)
Fidelity Variable Insurance Products Fund
-----------------------------------------
    VIP Equity-Income Portfolio                                503.292        25.41        12,789           12,449             340
    VIP Growth Portfolio                                     2,613.735        43.43       113,515          116,039          (2,524)
                                                                                      -----------      -----------     -----------
                                                                                          126,304          128,488          (2,184)
Janus Aspen Series - Service Shares
-----------------------------------
    International Growth Portfolio                             380.682        30.64        11,664           11,623              41
    Worldwide Growth Portfolio                               1,462.757        36.77        53,786           53,859             (73)
    Aggressive Growth Portfolio                                208.232        35.97         7,490            7,736            (246)
                                                                                      -----------      -----------     -----------
                                                                                           72,940           73,218            (278)
J.P. Morgan Series Trust II
---------------------------
    J.P. Morgan Small Company Portfolio                        201.214        14.38         2,893            2,704             189

MFS Variable Insurance Trust
----------------------------
    MFS Emerging Growth Series                             378,745.318        28.84    10,923,015       12,870,346      (1,947,331)
    MFS Reasearch Series                                     1,413.150        20.80        29,394           29,334              60
    MFS New Discovery Series                                   417.097        16.61         6,928            6,891              37
                                                                                      -----------      -----------     -----------
                                                                                       10,959,337       12,906,571      (1,947,234)
Neuberger Berman Advisers Management Trust
------------------------------------------
    Mid-Cap Growth Portfolio                                 4,592.252        22.48       103,234          103,692            (458)

North American Funds Variable Product Series I
----------------------------------------------
    International Equities Fund                            109,970.903         9.90     1,088,712        1,333,269        (244,557)
    MidCap Index Fund                                      299,409.757        19.65     5,883,402        6,826,383        (942,981)
    Money Market Fund                                   10,292,108.590         1.00    10,292,109       10,292,109               -
    Nasdaq-100 Index Fund                                    3,535.561         6.63        23,441           28,566          (5,125)
    Stock Index Fund                                       451,866.449        38.80    17,532,418       19,018,931      (1,486,513)
    Science & Technology Fund                                  246.471        22.58         5,565            5,802            (237)
                                                                                      -----------      -----------     -----------
                                                                                       34,825,647       37,505,060      (2,679,413)

                                    VL-R-23

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note E - Investments - Continued

                                                                                          Value at                     Unrealized
                                                                           Net Asset     Shares at  Cost of Shares    Appreciation/
                          Funds                             Shares           Value        Market         Held         (Depreciation)
PIMCO Variable Insurance Trust Admin Class
------------------------------------------
    PIMCO Short-Term Bond Portfolio                          2,690.018      $ 10.01  $     26,927     $     26,906    $         21

Putnam Variable Trust - Class IB Shares
---------------------------------------
    Putnam VT Diversified Income Fund                      111,776.251         9.11     1,018,282        1,060,784         (42,502)
    Putnam VT Growth and Income Fund                       156,526.322        25.76     4,032,118        4,014,847          17,271
    Putnam VT International Growth and Income Fund         195,882.944        13.25     2,595,449        2,680,393         (84,944)
                                                                                     ------------     ------------    ------------
                                                                                        7,645,849        7,756,024        (110,175)
SAFECO Resource Series Trust
----------------------------
    Equity Portfolio                                       204,823.830        27.46     5,624,462        6,020,543        (396,081)
    Growth Opportunities Portfolio                         177,318.490        18.81     3,335,361        3,782,932        (447,571)
                                                                                     ------------     ------------    ------------
                                                                                        8,959,823        9,803,475        (843,652)
The Universal Institutional Funds, Inc.
---------------------------------------
    Equity Growth Portfolio                                399,668.890        16.76     6,698,451        7,865,171      (1,166,720)
    High Yield Portfolio                                   209,389.623         7.96     1,666,741        2,035,624        (368,883)
                                                                                     ------------     ------------    ------------
                                                                                        8,365,192        9,900,795      (1,535,603)
Vanguard Variable Insurance Fund
--------------------------------
    REIT Index Portfolio                                        95.115        12.04         1,145            1,131              14

Van Kampen Life Investment Trust
--------------------------------
    Strategic Stock Portfolio - Class I Shares              98,211.254        11.96     1,174,607        1,063,645         110,962
                                                                                     ------------     ------------    ------------

Total                                                                                $101,058,131     $112,821,387    $(11,763,256)
                                                                                     ============     ============    ============

                                    VL-R-24

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2000

                                                                                     DIVISIONS
                                         ----------------------------------------------------------------------------------------

                                             AIM V.I.                                    Dreyfus IP   Dreyfus VIF     Dreyfus VIF
                                          International  AIM V.I. Value Ayco Large Cap  MidCap Stock  Quality Bond    Small Cap
                                           Equity Fund       Fund       Growth Fund I     Portfolio    Portfolio       Portfolio
Outstanding at beginning of year           144,345.508    483,928.161              -             -     230,742.366    159,509.564
Net premiums                                62,501.070    149,501.730              -             -      56,548.388     65,528.332
Transfers between funds                    170,734.833    406,293.860        852.830       589.240     375,638.426    289,485.799
Cost of insurance and administrative
 charges                                   (29,609.336)   (68,727.348)             -             -     (42,820.594)   (41,742.780)
Policy loans                                 1,960.478      1,986.456              -             -       6,814.094       (808.692)
Surrenders                                  (6,429.405)   (11,914.971)             -             -     (15,751.153)    (3,496.053)
                                           -----------    -----------        -------       -------     -----------    -----------
Outstanding at end of year                 343,503.148    961,067.888        852.830       589.240     611,171.527    468,476.170
                                           ===========    ===========        =======       =======     ===========    ===========

                                                                    Janus Aspen        Janus Aspen    Janus Aspen
                                   Fidelity VIP                   International        Worldwide       Aggressive      J.P. Morgan
                                  Equity-Income   Fidelity VIP   Growth Portfolio   Growth Portfolio Growth Portfolio- Small Company
                                   Portfolio    Growth Portfolio - Service Shares  - Service Shares   Service Shares    Portfolio
Outstanding at beginning of year             -               -                -                  -               -              -
Net premiums                            13.584           6.132           16.104                  -           3.334          4.448
Transfers between funds              1,284.791      12,682.749        1,286.296          5,971.961         860.586        302.115
Cost of insurance and
 administrative charges                      -               -                -                  -          (2.903)             -
Policy loans                                 -               -                -                  -               -              -
Surrenders                                   -               -                -                  -               -              -
                                     ---------      ----------        ---------          ---------         -------        -------
Outstanding at end of year           1,298.375      12,688.881        1,302.400          5,971.961         861.017        306.563
                                     =========      ==========        =========          =========         =======        =======

                                                                                                  Neuberger
                                                                     MFS Capital     MFS New    Berman AMT Mid-   North American-
                                      MFS Emerging    MFS Research  Opportunities    Discovery    Cap Growth      AG International
                                      Growth Series     Series         Series        Series       Portfolio        Equities Fund
Outstanding at beginning of year      210,553.680             -           -                -                 -       30,772.162
Net premiums                           91,883.899             -       3.725            7.715             3.304       11,848.238
Transfers between funds               421,312.896     3,266.797      92.795          632.032        12,424.171       59,891.349
Cost of insurance and administrative
 charges                              (46,869.070)            -      (0.385)               -                 -       (5,281.861)
Policy loans                           (3,755.042)            -           -                -                 -          (19.505)
Surrenders                            (15,147.570)            -           -                -                 -         (163.008)
                                      -----------     ---------      ------          -------        ----------       ----------
Outstanding at end of year            657,978.793     3,266.797      96.135          639.747        12,427.475       97,047.375
                                      ===========     =========      ======          =======        ==========       ==========

                                                                                                                     North American-
                                                                                                                      T. Rowe Price
                                      North American  North American  North American   North American- North American   Science &
                                       -AG MidCap      -AG Money       -AG Nasdaq -   AG Stock Index   -AG Small Cap   Technology
                                       Index Fund     Market Fund    100 Index Fund        Fund          Index Fund       Fund
Outstanding at beginning of year         145,099.120    683,020.883              -       822,382.117             -              -
Net premiums                              52,345.622  4,755,450.035      3,215.675       324,353.376         5.550              -
Transfers between funds                  223,846.089 (4,090,487.373)             -       407,084.723       100.864        629.715
Cost of insurance and administrative
 charges                                 (25,467.157)  (298,650.122)             -       (99,688.700)       (1.562)        (0.442)
Policy loans                               5,245.615    (96,741.599)             -       (11,304.518)            -              -
Surrenders                                (5,463.008)   (35,245.983)             -        (7,309.553)            -              -
                                         -----------    -----------      ---------     -------------       -------        -------
Outstanding at end of year               395,606.281    917,345.841      3,215.675     1,435,517.445       104.852        629.273
                                         ===========    ===========      =========     =============       =======        =======

                                    VL-R-25

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the Year Ended December 31, 2000 - Continued


                                                                                DIVISIONS
                                 ---------------------------------------------------------------------------------------------------
                                                                                                                        Putman VT
                                    PIMCO Short-     PIMCO Real      PIMCO Total        Putnam VT      Putnam VT      International
                                     Term Bond       Return Bond     Return Bond       Diversified     Growth and      Growth and
                                  Portfolio Admin. Portfolio Admin. Portfolio Admin.   Income Fund -  Income Fund -   Income Fund -
                                      Class            Class            Class        Class IB Shares Class IB Shares Class IB Shares
Outstanding at beginning of year              -               -                -       86,070.302    250,833.043      89,838.353
Net premiums                              3.778           1.859            1.846       20,222.203     90,655.409      44,555.757
Transfers between funds               2,669.841          53.081           52.584       15,263.580     63,388.130     105,019.280
Cost of insurance and
administrative charges                        -               -                -      (10,564.981)   (41,719.305)    (14,906.541)
Policy loans                                  -               -                -       (3,367.436)     1,633.126        (260.934)
Surrenders                                    -               -                -         (417.324)    (4,485.478)     (1,366.824)
                                      ---------          ------           ------      -----------    -----------     -----------
Outstanding at end of year            2,673.619          54.940           54.430      107,206.344    360,304.925     222,879.091
                                      =========          ======           ======      ===========    ===========     ===========

                                                                    SAFECO RST-
                                                                      Growth
                                                 SAFECO RST-       Opportunities      UIF Equity       UIF High Yield
                                              Equity Portfolio      Portfolio      Growth Portfolio      Portfolio
Outstanding at beginning of year               247,639.492         293,295.140        198,132.167       92,186.504
Net premiums                                    64,441.887          68,960.415         96,412.328       49,768.741
Transfers between funds                        259,739.308          73,989.369        260,736.341       51,205.153
Cost of insurance and administrative charges   (43,362.481)        (31,848.721)       (28,625.210)     (12,890.057)
Policy loans                                     6,673.004          (3,344.679)        (3,339.168)        (558.428)
Surrenders                                      (9,647.603)         (2,791.314)        (1,268.962)      (2,647.464)
                                               -----------         -----------        -----------      -----------
Outstanding at end of year                     525,483.607         398,260.210        522,047.496      177,064.449
                                               ===========         ===========        ===========      ===========

                                                                                      Van Kampen
                                                   Vanguard VIF   Vanguard VIF        LIT Strategic
                                                High Yield Bond    REIT Index       Stock Portfolio -
                                                   Portfolio        Portfolio        Class I Shares
Outstanding at beginning of year                         -                 -           41,452.063
Net premiums                                         1.928             3.536           32,416.031
Transfers between funds                             55.159           101.387           37,529.751
Cost of insurance and administrative charges             -                 -           (8,715.965)
Policy loans                                             -                 -            1,910.044
Surrenders                                               -                 -             (739.435)
                                                   -------          --------         ------------
Outstanding at end of year                          57.087           104.923          103,852.489
                                                   =======          ========         ============

                                    VL-R-26

Summary of Changes in Units for the Year Ended December 31, 1999

                                                                                DIVISIONS
                                   -------------------------------------------------------------------------------------------------


                                       AIM V.I.                      Dreyfus VIF       Dreyfus VIF                   North American-
                                    International   AIM V.I. Value   Quality Bond      Small Cap     MFS Emerging   AG International
                                    Equity Fund        Fund           Portfolio        Portfolio     Growth Series    Equities Fund
Outstanding at beginning of year    30,713.853      50,026.584       21,010.980       47,704.765       28,814.529        4,436.692
Net premiums                        26,281.858      79,981.983       32,591.377       36,492.578       40,779.820        6,511.514
Transfers between funds             94,617.068     387,804.113      192,290.748       96,803.114      156,202.346       21,573.057
Cost of insurance and
 administrative charges             (6,213.121)    (23,602.280)      (8,891.227)     (13,376.626)      (8,549.785)      (1,704.197)
Policy loans                        (1,054.150)     (8,851.066)      (6,200.774)      (4,365.187)      (6,656.161)         (44.904)
Surrenders                                   -      (1,431.173)         (58.738)      (3,749.080)         (37.069)               -
                                   -----------     -----------      -----------      -----------      -----------      -----------
Outstanding at end of year         144,345.508     483,928.161      230,742.366      159,509.564      210,553.680       30,772.162
                                   ===========     ===========      ===========      ===========      ===========      ===========

                                                                                                                    Putnam VT
                                                                                       Putnam VT       Putnam VT    International
                                     North American  North American  North American   Diversified     Growth and     Growth and
                                      -AG MidCap       -AG Money    -AG Stock Index   Income Fund -   Income Fund - Income Fund -
                                      Index Fund       Market Fund       Fund        Class IB Shares Class IB Shares Class IB Shares
Outstanding at beginning of year        20,868.560     342,364.576    113,016.969     27,293.197       29,223.137     16,892.483
Net premiums                            23,631.577   3,526,814.165    154,767.505     22,313.263       43,462.179      9,712.196
Transfers between funds                106,600.952  (2,831,055.718)   613,720.337     43,561.001      200,042.675     68,031.752
Cost of insurance and administrative
 charges                                (5,725.508)   (127,220.507)   (46,150.529)    (6,966.779)     (17,970.001)    (4,746.687)
Policy loans                              (200.958)   (227,881.633)    (4,185.319)      (130.380)      (3,870.359)       (51.391)
Surrenders                                 (75.503)              -     (8,786.846)             -          (54.588)             -
                                       -----------    ------------    -----------     ----------      -----------    -----------
Outstanding at end of year             145,099.120     683,020.883    822,382.117     86,070.302      250,833.043     89,838.353
                                       ===========    ============    ===========     ==========      ===========    ===========

                                                             SAFECO RST-                                        Van Kampen
                                                              Growth                                           LIT Strategic
                                           SAFECO RST-     Opportunities     UIF Equity      UIF High Yield   Stock Portfolio -
                                         Equity Portfolio    Portfolio    Growth Portfolio     Portfolio       Class I Shares

Outstanding at beginning of year          39,424.941         87,429.519       49,858.521       14,442.238          5,939.258
Net premiums                              42,619.416         71,969.323       36,430.256       27,417.644          8,948.758
Transfers between funds                  188,150.221        162,763.979      123,020.879       55,765.867         28,894.161
Cost of insurance and administrative
 charges                                 (16,738.427)       (26,490.215)     (10,673.142)      (5,382.722)        (2,261.617)
Policy loans                              (4,693.079)          (656.492)        (456.380)         (56.523)            30.965
Surrenders                                (1,123.580)        (1,720.974)         (47.967)               -            (99.462)
                                        ------------       ------------     ------------       ----------        -----------
Outstanding at end of year               247,639.492        293,295.140      198,132.167       92,186.504         41,452.063
                                        ============       ============     ============       ==========        ===========

                                    VL-R-27

[Ernst & Young Letterhead]


                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

February 5, 2001


                                                  /s/ Ernst & Young

                    American General Life Insurance Company

                          Consolidated Balance Sheets


                                                                                    December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Assets
Investments:
   Fixed maturity securities, at fair value (amortized cost -
      $27,098,978 in 2000 and $27,725,167 in 1999)                       $    26,991,695  $    27,029,409
   Equity securities, at fair value (cost - $413,959 in 2000 and
      $198,640 in 1999)                                                          413,908          237,065
   Mortgage loans on real estate                                               2,084,299        1,918,956
   Policy loans                                                                1,297,438        1,234,729
   Investment real estate                                                        124,117          125,563
   Other long-term investments                                                    46,833          129,155
   Short-term investments                                                        140,496          123,779
                                                                       ------------------------------------
Total investments                                                             31,098,786       30,798,656

Cash                                                                              44,747           45,983
Investment in Parent Company (cost - $8,597 in 2000
   and 1999)                                                                      57,019           53,083
Indebtedness from affiliates                                                      78,225           75,195
Accrued investment income                                                        472,187          482,652
Accounts receivable                                                              664,395          186,592
Deferred policy acquisition costs                                              2,090,810        1,956,653
Property and equipment                                                            80,665           78,908
Other assets                                                                     228,685          250,299
Assets held in separate accounts                                              22,225,525       23,232,419
                                                                       ------------------------------------
Total assets                                                             $    57,041,044  $    57,160,440
                                                                       ====================================

                          Consolidated Balance Sheets

                                                                                   December 31
                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Liabilities and shareholder's equity
Liabilities:
   Future policy benefits                                                $    29,524,610  $    29,901,842
   Other policy claims and benefits payable                                       47,369           53,326
   Other policyholders' funds                                                    388,433          371,632
   Federal income taxes                                                          466,314          375,332
   Indebtedness to affiliates                                                      6,909            7,086
   Other liabilities                                                             920,570          372,416
   Liabilities related to separate accounts                                   22,225,525       23,232,419
                                                                       ------------------------------------
Total liabilities                                                             53,579,730       54,314,053

Shareholder's equity:
   Common stock, $10 par value, 600,000 shares
      authorized, issued, and outstanding                                          6,000            6,000
   Preferred stock, $100 par value, 8,500 shares
      authorized, issued, and outstanding                                            850              850
   Additional paid-in capital                                                  1,370,821        1,371,687
   Accumulated other comprehensive loss                                          (31,466)        (356,865)
   Retained earnings                                                           2,115,109        1,824,715
                                                                       ------------------------------------
Total shareholder's equity                                                     3,461,314        2,846,387

                                                                       ------------------------------------
Total liabilities and shareholder's equity                               $    57,041,044  $    57,160,440
                                                                       ====================================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Revenues:
   Premiums and other considerations                   $       659,901   $       540,029  $       470,238
   Net investment income                                     2,362,694         2,348,196        2,316,933
   Net realized investment gains (losses)                      (98,109)            5,351          (33,785)
   Other                                                       134,769            82,581           69,602
                                                     ------------------------------------------------------
Total revenues                                               3,059,255         2,976,157        2,822,988

Benefits and expenses:
   Benefits                                                  1,775,120         1,719,375        1,788,417
   Operating costs and expenses                                481,107           495,606          467,067
   Interest expense                                                734                74               15
   Litigation settlement                                             -                 -           97,096
                                                     ------------------------------------------------------
Total benefits and expenses                                  2,256,961         2,215,055        2,352,595
                                                     ------------------------------------------------------
Income before income tax expense                               802,294           761,102          470,393

Income tax expense                                             260,860           263,196          153,719
                                                     ------------------------------------------------------
Net income                                             $       541,434   $       497,906  $       316,674
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Common stock:
   Balance at beginning of year                        $         6,000    $        6,000   $        6,000
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                           6,000             6,000            6,000

Preferred stock:
   Balance at beginning of year                                    850               850              850
   Change during year                                                -                 -                -
                                                     ------------------------------------------------------
Balance at end of year                                             850               850              850

Additional paid-in capital:
   Balance at beginning of year                              1,371,687         1,368,089        1,184,743
   Capital contribution from Parent Company                          -                 -          182,284
   Other changes during year                                      (866)            3,598            1,062
                                                     ------------------------------------------------------
Balance at end of year                                       1,370,821         1,371,687        1,368,089

Accumulated other comprehensive (loss) income:
      Balance at beginning of year                            (356,865)          679,107          427,526
      Change in unrealized gains (losses) on
         securities                                            325,399        (1,035,972)         251,581
                                                     ------------------------------------------------------
Balance at end of year                                         (31,466)         (356,865)         679,107

Retained earnings:
   Balance at beginning of year                              1,824,715         1,514,489        1,442,495
   Net income                                                  541,434           497,906          316,674
   Dividends paid                                             (251,040)         (187,680)        (244,680)
                                                     ------------------------------------------------------
Balance at end of year                                       2,115,109         1,824,715        1,514,489
                                                     ------------------------------------------------------
Total shareholder's equity                             $     3,461,314    $    2,846,387   $    3,568,535
                                                     ======================================================

See accompanying notes.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Net income                                              $    541,434     $       497,906   $    316,674
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: $435,000; ($1,581,500);
      $341,000)                                              282,743          (1,027,977)       222,245
   Less: gains (losses) realized in net income               (42,656)              7,995        (29,336)
                                                     ------------------------------------------------------
   Change in net unrealized gains (losses) on
      securities (pretax: $500,000;
      ($1,593,800); $387,000)                                325,399          (1,035,972)       251,581
                                                     ------------------------------------------------------
Comprehensive (loss) income                             $    866,833     $      (538,066)  $    568,255
                                                     ======================================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows


                                                                                          Year ended December 31
                                                                              2000                  1999                  1998
                                                                    ----------------------------------------------------------------
                                                                                                (In Thousands)
Operating activities
Net income                                                            $        541,434      $        497,906      $        316,674
Adjustments to reconcile net income to net cash
   (used in) provided by operating activities:
      Change in accounts receivable                                           (477,803)               10,004                11,613
      Change in future policy benefits and other policy claims              (2,566,783)           (2,422,221)             (866,428)
      Amortization of policy acquisition costs                                  23,443               101,066               125,062
      Policy acquisition costs deferred                                       (299,306)             (307,854)             (244,196)
      Change in other policyholders' funds                                      16,801               (26,955)                  273
      Provision for deferred income tax expense                                 57,228                85,257                15,872
      Depreciation                                                              28,677                24,066                19,418
      Amortization                                                              22,831               (30,894)              (26,775)
      Change in indebtedness to/from affiliates                                 (3,207)               74,814               (51,116)
      Change in amounts payable to brokers                                     478,132               (43,321)                 (894)
      Net loss on sale of investments                                           52,670                45,379                37,016
      Other, net                                                                47,646              (170,413)               57,307
                                                                    ----------------------------------------------------------------
Net cash used in operating activities                                       (2,078,237)           (2,163,166)             (606,174)

Investing activities
Purchases of investments and loans made                                    (33,436,962)          (44,508,908)          (28,231,615)
Sales or maturities of investments and receipts from
   repayment of loans                                                       33,627,301            43,879,377            26,656,897
Sales and purchases of property, equipment, and
   software, net                                                               (45,078)              (87,656)             (105,907)
                                                                    ----------------------------------------------------------------
Net cash provided by (used in) investing activities                            145,261              (717,187)           (1,680,625)

Financing activities
Policyholder account deposits                                                6,144,393             5,747,658             4,688,831
Policyholder account withdrawals                                            (3,960,747)           (2,754,915)           (2,322,307)
Dividends paid                                                                (251,040)             (187,680)             (244,680)
Capital contribution from Parent                                                     -                     -               182,284
Other                                                                             (866)                3,598                 1,062
                                                                    ----------------------------------------------------------------
Net cash provided by financing activities                                    1,931,740             2,808,661             2,305,190
                                                                    ----------------------------------------------------------------
(Decrease) increase in cash                                                     (1,236)              (71,692)               18,391
Cash at beginning of year                                                       45,983               117,675                99,284
                                                                    ----------------------------------------------------------------
Cash at end of year                                                   $         44,747      $         45,983      $        117,675
                                                                    ================================================================

Interest paid amounted to approximately $50,673,000, $2,026,000, and $420,000 in 2000, 1999, and 1998, respectively.

See accompanying notes.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2000


NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products are sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. Accounting Policies

1.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2000.

Statutory financial statements differ from GAAP financial statements. Significant differences were as follows (in thousands):

                                                            2000             1999              1998
                                                     ------------------------------------------------------
Net income:
   Statutory net income (2000 net income is
      unaudited)                                       $     360,578     $     350,294    $     259,903
   Deferred policy acquisition costs and cost
      of insurance purchased                                 302,965           200,285          116,597
   Deferred income taxes                                     (85,401)          (86,456)         (53,358)
   Adjustments to policy reserves                              4,717            23,110           52,445
   Goodwill amortization                                      (1,910)           (2,437)          (2,033)
   Net realized gain (loss) on investments, net
      of tax                                                 (62,075)            2,246           41,488
   Litigation settlement                                           -                 -          (63,112)
   Other, net                                                 22,560            10,864          (35,256)
                                                     ------------------------------------------------------
GAAP net income                                        $     541,434     $     497,906    $     316,674
                                                     ======================================================

Shareholders' equity:
   Statutory capital and surplus (2000 balance
      is unaudited)                                    $   1,908,887     $   1,753,570    $   1,670,412
   Deferred policy acquisition costs                       2,090,810         1,975,667        1,109,831
   Deferred income taxes                                    (457,054)         (350,258)        (698,350)
   Adjustments to policy reserves                           (250,808)         (202,150)        (274,532)
   Acquisition-related goodwill                               27,069            52,317           54,754
   Asset valuation reserve ("AVR")                           353,818           351,904          310,564
   Interest maintenance reserve ("IMR")                       18,942            53,226           27,323
   Investment valuation differences                         (121,982)         (683,500)       1,487,658
   Surplus from separate accounts                           (155,471)         (180,362)        (174,447)
   Other, net                                                 47,103            75,973           55,322
                                                     ------------------------------------------------------
Total GAAP shareholders' equity                        $   3,461,314     $   2,846,387    $   3,568,535
                                                     ======================================================

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.2 Statutory Accounting (continued)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2000 and 1999, insurance investment contracts of $25.0 million and $25.9 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments

Fixed Maturity and Equity Securities

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2000 and 1999. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. Our trading security portfolio was immaterial at year-end 2000 and 1999. Realized and unrealized gains (losses) related to trading securities are included in net investment income, however, trading securities did not have a material effect on net investment income in 2000, 1999, and 1998.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

Mortgage Loans

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.4 Investments (continued)

Policy Loans

Policy loans are reported at unpaid principal balance.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Dollar Roll Agreements

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. We account for dollar rolls as short-term collateralized financings and include the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2000 or 1999.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2000, CIP of $15.6 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 2.5% to 7.88%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 Other Assets

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduce goodwill to an amount that results in the book value of the subsidiary approximating fair value.

1.8 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2000.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $20 million, $28 million, and $63 million, during 2000, 1999, and 1998, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 Participating Policy Contracts

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2000 and 1999.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.11 Participating Policy Contracts (continued)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.4 million, $4.6 million, and $4.9 million in 2000, 1999, and 1998, respectively.

1.12 Income Taxes

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. Accounting Policies (continued)

1.13 Accounting Changes

SFAS 133

On January 1, 2001, the Company will adopt Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

The adoption of SFAS 133 is not expected to have a material impact on the company's results of operations and financial position in future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

Codification

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes will not result in a significant reduction in the Company's statutory basis-capital and surplus as of adoption.

                    American General Life Insurance Company

2. Investments

2.1 Investment Income

Investment income by type of investment was as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Investment income:
   Fixed maturities                                    $   2,050,503     $   2,118,794    $   2,101,730
   Equity securities                                          22,996            17,227            1,813
   Mortgage loans on real estate                             159,414           134,878          148,447
   Investment real estate                                     22,749            20,553           23,139
   Policy loans                                               71,927            69,684           66,573
   Other long-term investments                                13,062             7,539            3,837
   Short-term investments                                     66,296            24,874           15,492
   Investment income from affiliates                          10,733             8,695           10,536
                                                     ------------------------------------------------------
Gross investment income                                    2,417,680         2,402,244        2,371,567
Investment expenses                                           54,986            54,048           54,634
                                                     ------------------------------------------------------
Net investment income                                  $   2,362,694     $   2,348,196    $   2,316,933
                                                     ======================================================

The carrying value of investments that produced no investment income during 2000 was less than 1.5% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2000, 1999, or 1998.

                    American General Life Insurance Company

2. Investments (continued)

2.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the year ended:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Fixed maturities:
   Gross gains                                         $      62,856     $     118,427     $     20,109
   Gross losses                                             (174,057)         (102,299)         (62,657)
                                                     ------------------------------------------------------
Total fixed maturities                                      (111,201)           16,128          (42,548)
Equity securities                                                  -               793              645
Other investments                                             13,092           (11,570)           8,118
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   before tax                                                (98,109)            5,351          (33,785)
Income tax expense (benefit)                                 (34,338)            1,874          (11,826)
                                                     ------------------------------------------------------
Net realized investment gains (losses)
   after tax                                           $     (63,771)    $       3,477     $    (21,959)
                                                     ======================================================

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2000 and 1999 were as follows:

                                                                 Gross            Gross
                                               Amortized       Unrealized        Unrealized          Fair
                                                 Cost            Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Fixed maturity securities:
   Corporate securities:
      Investment-grade                     $    18,495,450   $       420,049   $    (420,341)   $    18,495,158
      Below investment-grade                     1,662,879            14,888        (287,880)         1,389,887
   Mortgage-backed securities*                   6,340,762           145,597          (5,907)         6,480,452
   U.S. government obligations                     215,220            22,526             (21)           237,725
   Foreign governments                             209,305             7,402          (1,655)           215,052
   State and political subdivisions                168,302             2,940          (4,821)           166,421
   Redeemable preferred stocks                       7,060                 -             (60)             7,000
                                         ------------------------------------------------------------------------
Total fixed maturity securities            $    27,098,978   $       613,402   $    (720,685)   $    26,991,695
                                         ========================================================================
Equity securities                          $       413,959   $        10,146   $     (10,197)   $       413,908
                                         ========================================================================
Investment in Parent Company               $         8,597   $        48,422   $           -    $        57,019
                                         ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

                                                                   Gross              Gross
                                                 Amortized       Unrealized         Unrealized          Fair
                                                   Cost             Gain               Loss             Value
                                         ------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 1999 Fixed maturity securities:
   Corporate securities:
      Investment-grade                        $  19,455,518     $ 134,003         $ (704,194)      $ 18,885,326
      Below investment-grade                      1,368,494        11,863           (114,260)         1,266,098
   Mortgage-backed securities*                    6,195,003        45,022            (74,746)         6,165,279
   U.S. government obligations                      276,621        15,217             (2,376)           289,462
   Foreign governments                              245,782         5,774             (1,767)           249,789
   State and political subdivisions                 154,034           499            (10,836)           143,697
   Redeemable preferred stocks                       29,715            43                  -             29,758
                                            ------------------------------------------------------------------------
Total fixed maturity securities               $  27,725,167     $ 212,421         $ (908,179)      $ 27,029,409
                                            ========================================================================
Equity securities                             $     198,640     $  39,381         $     (956)      $    237,065
                                            ========================================================================
Investment in Parent Company                  $       8,597     $  44,486         $        -       $     53,083
                                            ========================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. Investments (continued)

2.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                            2000              1999
                                                      -------------------------------
                                                            (In Thousands)
Gross unrealized gains                                  $   671,970     $    296,288
Gross unrealized losses                                    (730,882)        (909,135)
DPAC and other fair value adjustments                        23,119          200,353
Deferred federal income taxes                                 4,330           55,631
Other                                                            (3)              (2)
                                                      --------------------------------
Net unrealized losses on securities                     $   (31,466)    $   (356,865)
                                                      ================================

The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                   2000                             1999
                                    -----------------------------------------------------------------------
                                         Amortized         Market         Amortized        Market
                                           Cost             Value           Cost            Value
                                    -----------------------------------------------------------------------
                                              (In thousands)                     (In thousands)
Fixed maturity securities, excluding
 mortgage-backed securities:
      Due in one year or less         $   832,001      $    833,695     $   810,124       $   813,683
      Due after one year through
         five years                     5,539,620         5,562,918       5,380,557         5,394,918
      Due after five years through
         ten years                      7,492,395         7,433,403       8,350,207         8,080,065
      Due after ten years               6,894,200         6,681,227       6,988,799         6,575,461
Mortgage-backed securities              6,340,762         6,480,452       6,195,480         6,165,282
                                    -----------------------------------------------------------------------
Total fixed maturity securities       $27,098,978      $ 26,991,695     $27,725,167       $27,029,409
                                    =======================================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $12.3 billion, and $5.4 billion, during 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2000 and 1999:

                                      Outstanding    Percent of        Percents
                                        Amount          Total        Nonperforming
                                     ---------------------------------------------
                                     (In Millions)
December 31, 2000
Geographic distribution:
   South Atlantic                        $     461        22.0%          0.0%
   Pacific                                     374        17.9           7.6
   West South Central                          200         9.6           0.0
   East South Central                          158         7.6           0.0
   East North Central                          290        13.9           0.0
   Mid-Atlantic                                374        18.0           0.0
   Mountain                                     89         4.3           0.0
   West North Central                           68         3.3           0.0
   New England                                  79         3.8           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

Property type:
   Retail                                $     596        28.5%          0.0%
   Office                                      900        43.2           3.2
   Industrial                                  300        14.4           0.0
   Apartments                                  181         8.7           0.0
   Hotel/motel                                  77         3.7           0.0
   Other                                        39         1.9           0.0
Allowance for losses                            (9)       (0.4)          0.0
                                       --------------------------
Total                                    $   2,084       100.0%          1.4%
                                       ==========================

                    American General Life Insurance Company

2. Investments (continued)

2.4 Mortgage Loans on Real Estate (continued)

                                  Outstanding        Percent of         Percent
                                    Amount             Total          Nonperforming
                                -------------------------------------------------------
                                 (In Millions)
December 31, 1999
Geographic distribution:
   South Atlantic                   $     470            24.6%             0.2%
   Pacific                                363            18.9              7.8
   Mid-Atlantic                           185             9.6              0.0
   East North Central                     144             7.5              0.0
   Mountain                               256            13.3              0.0
   West South Central                     323            16.8              0.9
   East South Central                     107             5.6             13.8
   West North Central                      43             2.2              0.0
   New England                             44             2.3              0.0
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Property type:
   Office                           $     628            32.6%             2.5%
   Retail                                 746            38.9              4.2
   Industrial                             302            15.7              0.0
   Apartments                             189             9.9              0.0
   Hotel/motel                             46             2.4              0.0
   Other                                   24             1.3              0.2
Allowance for losses                      (16)           (0.8)             0.0
                                -----------------------------------
Total                               $   1,919           100.0%             2.4%
                                ===================================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. Deferred Policy Acquisitions Costs

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                            2000              1999                1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Balance at January 1                                   $     1,956,653   $     1,087,718    $       835,031
   Capitalization                                              174,379           191,143            135,023
   Accretion of interest                                       124,927           116,711            109,173
   Amortization                                                (23,443)         (101,066)          (125,062)
   Effect of net realized and unrealized gains
      (losses) on securities                                  (141,706)          662,147            133,553
                                                     --------------------------------------------------------
Balance at December 31                                 $     2,090,810   $     1,956,653    $     1,087,718
                                                     ========================================================

4. Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Goodwill                                               $      27,069    $      52,317
Cost of insurance purchased ("CIP")                           15,598           19,014
Computer software                                             73,215          117,571
Other                                                        112,803           61,397
                                                     ------------------------------------
Total other assets                                     $     228,685    $     250,299
                                                     ====================================

                    American General Life Insurance Company

4. Other Assets (continued)

A rollforward of CIP for the year ended December 31, 2000, was as follows:

                                                       2000              1999
                                                 ------------------------------------
                                                           (In Thousands)
Balance at January 1                               $      19,014    $      22,113
Accretion of interest at 5.02%                               788              926
Amortization                                              (3,432)          (4,025)
Other changes                                               (772)               -
                                                 ------------------------------------
Balance at December 31                             $      15,598    $      19,014
                                                 ====================================

5. Federal Income Taxes

5.1 Tax Liabilities

Income tax liabilities were as follows:

                                                                    December 31
                                                              2000              1999
                                                        ------------------------------------
                                                                  (In Thousands)
Current tax (receivable) payable                          $       9,260    $      25,074
Deferred tax liabilities, applicable to:
   Net income                                                   463,117          405,889
   Net unrealized investment gains                               (6,063)         (55,631)
                                                        ------------------------------------
Total deferred tax liabilities                                  457,054          350,258
                                                        ------------------------------------
Total current and deferred tax liabilities                $     466,314    $     375,332
                                                        ====================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.1 Tax Liabilities (continued)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                             2000              1999
                                                                       ------------------------------------
                                                                                 (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                                     $     624,393    $     601,678
   Basis differential of investments                                            55,603                -
   Other                                                                       143,307          171,763
                                                                        ------------------------------------
Total deferred tax liabilities                                                 823,303          773,441

Deferred tax assets applicable to:
   Policy reserves                                                            (285,488)        (215,465)
   Basis differential of investments                                                 -         (158,421)
   Other                                                                       (89,761)        (141,236)
                                                                       ------------------------------------
Total deferred tax assets before valuation allowance                          (375,249)        (515,122)
Valuation allowance                                                              9,000           91,939
                                                                       ------------------------------------
Total deferred tax assets, net of valuation allowance                         (366,249)        (423,183)
                                                                       ------------------------------------
Net deferred tax liabilities                                             $     457,054    $     350,258
                                                                       ====================================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income form operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2000, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.2 Tax Expense

Components of income tax expense for the years were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Current expense                                         $    174,263      $    176,725     $    134,344
Deferred expense (benefit):
   Deferred policy acquisition cost                           82,739            65,377           33,230
   Policy reserves                                            12,738           (22,654)           2,189
   Basis differential of investments                          14,627            (4,729)          11,969
   Litigation settlement                                       2,764            22,641          (33,983)
   Year 2000                                                       -                 -           (9,653)
   Internally developed software                               3,702            18,654                -
   Other, net                                                (29,973)            7,182           15,623
                                                     ------------------------------------------------------
Total deferred expense                                        86,597            86,471           19,375
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Income tax at statutory percentage of
   GAAP pretax income                                   $    279,241      $    266,386     $    164,638
Tax-exempt investment income                                 (16,654)          (16,423)         (11,278)
Goodwill                                                         669               853              712
Other                                                         (2,396)           12,380             (353)
                                                     ------------------------------------------------------
Income tax expense                                      $    260,860      $    263,196     $    153,719
                                                     ======================================================

                    American General Life Insurance Company

5. Federal Income Taxes (continued)

5.3 Taxes Paid

Income taxes paid amounted to approximately $182 million, $126 million, and $159 million, in 2000, 1999, and 1998, respectively.

5.4 Tax Return Examinations

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1999. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. Transactions With Affiliates

Affiliated notes and accounts receivable were as follows:

                                               December 31, 2000                December 31, 1999
                                       --------------------------------------------------------------------
                                           Par Value       Book Value       Par Value       Book Value
                                       --------------------------------------------------------------------
                                                                 (In Thousands)
American General Corporation,
   9%, due 2008                           $     4,725      $     3,486     $    4,725       $     3,410
American General Corporation,
   Promissory notes, due 2004                   9,786            9,786         12,232            12,232
American General Corporation,
   Restricted Subordinated Note,
   13 1/2%, due 2002                           25,321           25,321         27,378            27,378
                                       --------------------------------------------------------------------
Total notes receivable from affiliates         39,832           38,593         44,335            43,020
Accounts receivable from affiliates                 -           39,632              -            32,175
                                       --------------------------------------------------------------------
Indebtedness from affiliates              $    39,832      $    78,225     $   44,335       $    75,195
                                       ====================================================================

                    American General Life Insurance Company

6. Transactions With Affiliates (continued)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $85,002,378, $55,318,000, and $46,921,000, for such services in
2000, 1999, and 1998, respectively. Accounts payable for such services at December 31, 2000 and 1999 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $171,650,000, $138,885,000, and $66,550,000, for such services and rent in 2000, 1999, and
1998, respectively. Accounts receivable for rent and services at December 31, 2000 and 1999 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. Benefit Plans

7.1 Pension Plans

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 65% and 28%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $58 million.

The components of pension (income) expense and underlying assumptions were as follows:

                                                            2000             1999              1998
                                                     ------------------------------------------------------
                                                                        (In Thousands)
Service cost                                            $      4,605      $      3,575     $      3,693
Interest cost                                                  9,818             7,440            6,289
Expected return on plan assets                               (17,815)          (12,670)          (9,322)
Amortization                                                    (918)             (820)            (557)
Recognized Net Actuarial Loss/(Gain)                            (868)                -                -
                                                     ------------------------------------------------------
Pension (income) expense                                $     (5,178)     $     (2,475)    $        103
                                                     ======================================================

Discount rate on benefit obligation                             8.00%             7.75%            7.00%
Rate of increase in compensation levels                         4.50%             4.25%            4.25%
Expected long-term rate of return on plan assets
                                                               10.35%            10.35%           10.25%

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:


                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
Projected benefit obligation (PBO)                        $    130,175     $    100,600
Plan assets at fair value                                      187,266          145,863
                                                       ------------------------------------
Plan assets at fair value in excess of PBO                      57,091           45,263
Other unrecognized items, net                                  (32,730)         (26,076)
                                                       ------------------------------------
Prepaid pension expense                                   $     24,361     $     19,187
                                                       ====================================

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.1 Pension Plans (continued)

The change in PBO was as follows:

                                                             2000              1999
                                                       ------------------------------------
                                                                 (In Thousands)
PBO at January 1                                          $    100,600     $     96,554
Service and interest costs                                      14,423           11,015
Benefits paid                                                   (5,394)          (4,919)
Actuarial loss                                                   1,668          (12,036)
Amendments, transfers, and acquisitions                         18,878            9,986
                                                       ------------------------------------
PBO at December 31                                        $    130,175     $    100,600
                                                       ====================================

The change in the fair value of plan assets was as follows:

                                                           2000              1999
                                                     ------------------------------------
                                                               (In Thousands)
Fair value of plan assets at January 1                  $    145,863     $    120,898
Actual return on plan assets                                   9,249           17,934
Benefits paid                                                 (5,344)          (4,919)
Acquisitions and other                                        37,498           11,950
                                                     ------------------------------------
Fair value of plan assets at December 31                $    187,266     $    145,863
                                                     ====================================

Postretirement Benefits Other Than Pensions

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

7. Benefit Plans (continued)

7.2 Postretirement Benefits Other Than Pensions (continued)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 2000, 1999, and 1998 was $35,000, $254,000, and $60,000, respectively. The accrued liability for postretirement benefits was $20.5 million and $18.8 million at December 31, 2000, 1999, and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. Derivative Financial Instruments

8.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk. The Company uses interest rate and currency swap agreements and options to enter into interest rate swap agreements. The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

8.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.2 Interest Rate and Currency Swap Agreements (continued)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                             2000        1999
                                                                       ---------------------------
                                                                           (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
   Notional amount                                                        $   160      $    160
   Average receive rate                                                      6.74%         6.73%
   Average pay rate                                                          6.94%         6.55%
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                   $    74      $    124
      Average exchange rate                                                  1.43          1.50
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                   $    23      $     23
      Average exchange rate                                                  1.85          0.65

8.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

                    American General Life Insurance Company

8. Derivative Financial Instruments (continued)

8.3 Swaptions (continued)

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                           2000          1999
                                      ------------------------------
                                          (Dollars in Millions)
Call swaptions:
   Notional amount                       $    723      $   3,780
   Average strike rate                       5.00%          4.52%

Put swaptions:
   Notional amount                       $    790      $   2,140
   Average strike rate                       8.70%          8.60%

8.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                   2000                      1999
                                           Fair       Carrying         Fair       Carrying
                                          Value        Amount         Value        Amount
                                    ----------------------------------------------------------------
                                                                (In millions)
Assets
Fixed maturity and equity securities    $ 27,406      $  27,406       $  27,266      $ 27,266
Mortgage loans on real estate              2,090          2,084           1,829         1,919
Policy loans                               1,357          1,297           1,205         1,235
Short-term investments                       140            140             124           124
Assets held in separate accounts          22,226         22,226          23,232        23,232

Liabilities
Insurance investment contracts            25,038         25,328          24,099        25,917
Liabilities related to separate
    accounting                            22,226         22,226          23,232        23,232

The following methods and assumptions were used to estimate the fair value of financial instruments:

         Fixed Maturity and Equity Securities

         Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Mortgage Loans on Real Estate

         Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

         Policy Loans

         Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

         Investment in Parent Company

         The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

         Assets and Liabilities Related to Separate Accounts

         The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

         Derivative Financial Instruments

         If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $4.7 million at December 31, 2000 and 1999, respectively, and received $11.4 million and $2.3 million at December 31, 2000 and 1999. These fair values were estimated using cash flows discounted at current market rates.

         Insurance Investment Contracts

         Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. Fair Value of Financial Instruments (continued)

         Indebtedness From Affiliates

         Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. Dividends Paid

American General Life Insurance Company paid $251 million, $187 million, and $244 million, in dividends on common stock to AGC Life Insurance Company in 2000, 1999, and 1998, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2000, 1999, and 1998.

11. Restrictions, Commitments, and Contingencies

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2000, approximately $3.1 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.3 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2000, the Company has a remaining market conduct litigation liability of $6.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. Restrictions, Commitments, and Contingencies (continued)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2000 and 1999, the Company has accrued $3.8 million and $8.6 million, respectively, for guaranty fund assessments, net of $-0- million and $3.4 million, respectively, of premium tax deductions. The Company has recorded receivables of $5.9 million and $4.4 million at December 31, 2000 and 1999, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $6.2 million, $2.1 million, and $3.6 million, in 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

12. Reinsurance

Reinsurance transactions for the years ended December 31, 2000, 1999, and 1998 were as follows:

                                                            Ceded to        Assumed                          Percentage
                                                Gross         Other        From Other                        of Amount
                                               Amount       Companies      Companies        Net Amount      Assumed to Net
                                         -----------------------------------------------------------------------------------
                                                                     (In Thousands)
December 31, 2000
Life insurance in force                    $ 53,258,777    $ 21,254,765     $    401,854    $ 32,405,866        1.24%
                                         ====================================================================
Premiums:
   Life insurance and annuities                 138,418          77,566              810          61,662        1.31%
   Accident and health insurance                    877             127                -             750        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    139,295    $     77,693     $        810    $     62,412        1.30%
                                         ====================================================================
December 31, 1999
Life insurance in force                    $ 50,060,334    $ 17,056,734     $    524,062    $ 33,527,662        1.56%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $    101,900    $     49,530     $        252    $     52,622        0.48%
   Accident and health insurance                    977              84                -             893        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $    102,877    $     49,614     $        252    $     53,515        0.47%
                                         ====================================================================
December 31, 1998
Life insurance in force                    $ 46,057,031    $ 13,288,183     $    629,791    $ 33,398,639        1.89%
                                         ====================================================================
Premiums:
   Life insurance and annuities            $     90,298    $     42,235     $        117    $     48,180        0.24%
   Accident and health insurance                  1,134              87                -           1,047        0.00%
                                         --------------------------------------------------------------------
Total premiums                             $     91,432    $     42,322     $        117    $     49,227        0.24%
                                         ====================================================================

Reinsurance recoverable on paid losses was approximately $12.2 million, $8.0 million, and $7.7 million, at December 31, 2000, 1999, and 1998, respectively. Reinsurance recoverable on unpaid losses was approximately $3.2 million, $10.5 million, and $2.5 million, at December 31, 2000, 1999, and 1998, respectively.

                    American General Life Insurance Company

13. Division Operations

13.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. Division Operations

13.2 Division Results

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                                Revenues                  Income Before Taxes                   Earnings
                     ------------------------------------------------------------------------------------------------
                        2000      1999      1998       2000       1999       1998       2000       1999      1998
                     ------------------------------------------------------------------------------------------------
                                                              (In Millions)
Retirement Services    $ 2,215   $ 2,088   $ 1,987    $   702    $  567    $  469     $   463     $  374    $ 315
Life Insurance             942       883       870        199       191       162         143        123      107
                     ------------------------------------------------------------------------------------------------
Total divisions          3,157     2,971     2,857        901       758       631         606        497      422
Goodwill amortization        -         -         -         (1)       (2)       (2)         (1)        (2)      (2)
RG (L)                     (98)        5       (34)       (98)        5       (34)        (64)         3      (22)
Nonrecurring items           -         -         -          -         -      (125)(a)       -          -      (81)(a)
                     ------------------------------------------------------------------------------------------------
Total consolidated     $ 3,059   $ 2,976   $ 2,823    $   802    $  761    $  470     $   541     $  498    $ 317
                     ================================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                                                 Assets                       Liabilities
                                                    -----------------------------------------------------------------
                                                                              December 31
                                                    -----------------------------------------------------------------
In millions                                               2000            1999            2000            1999
                                                    -----------------------------------------------------------------
Retirement Services                                    $    46,356     $    47,323     $    43,970     $    45,359
Life Insurance                                              10,685           9,837           9,610           8,955
                                                    -----------------------------------------------------------------
Total consolidated                                     $    57,041     $    57,160     $    53,580     $    54,314
                                                    =================================================================

                    American General Life Insurance Company

14. Subsequent Event

On March 11, 2001, American General Corporation entered into a definitive merger agreement with Prudential plc. Under the agreement, American General Corporation's shareholders will exchange shares of American General Corporation's common stock for 3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                        PAGE TO
                                                        SEE IN THIS
DEFINED TERM                                            PROSPECTUS
------------                                            ------------

accumulation value......................................      7
Administrative Center...................................      1
AGL.....................................................     35
amount at risk..........................................      8
automatic rebalancing...................................      7
basis...................................................     38
beneficiary.............................................     43
cash surrender value....................................     22
close of business.......................................     46
Code....................................................     36
cost of insurance rates.................................     45
daily charge............................................      8
date of issue...........................................     47
death benefit...........................................     15
declared fixed interest account option..................     48
division................................................     36
dollar cost averaging...................................      6
Five year no-lapse guarantee............................     17
Fund....................................................      2
full surrender..........................................     22
grace period............................................     16
guarantee premiums......................................     16
Home Office.............................................      1
investment option.......................................      1
lapse...................................................     16
loan, loan interest.....................................     23
maturity, maturity date.................................     24
modified endowment contract.............................     36
monthly deduction day...................................     47
monthly guarantee premiums..............................     16
Monthly insurance charge................................      8
Mutual Fund.............................................      2
Option 1, 2.............................................     15
partial surrender.......................................     22
payment option..........................................     24

                                                        PAGE TO
                                                        SEE IN THIS
DEFINED TERM                                            PROSPECTUS
------------                                            ------------
planned periodic premium................................     16
Platinum Investor I and II..............................      1
Policy..................................................      1
Policy loan.............................................     23
Policy month, year......................................     47
preferred loan interest.................................     24
premiums................................................      6
premium payments........................................      6
prospectus..............................................      1
reinstate, reinstatement................................     16
rider...................................................     20
SEC.....................................................      2
separate account........................................      1
Separate Account VL-R...................................     35
seven-pay test..........................................     36
specified amount........................................     15
surrender...............................................     22
surrender charge........................................      9
target..................................................     49
telephone transactions..................................     27
transfers...............................................     18
valuation date, period..................................     46
you, your...............................................     26

     We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII,
Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT
----------------------------------

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross-Reference Table.
Prospectus, consisting of 62 pages of text, plus 27 financial pages of Separate
  Account VL-R, plus 45 financial pages of American General Life Insurance Company.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

     Independent Auditors

Independent Auditors

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

     (1) (a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

         (b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

     (2)       Not applicable.

     (3) (a) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (17)

         (b)   Form of Selling Group Agreement.  (17)

         (c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

     (4)       Not applicable.

  (5) (a) (i)    Specimen form of the "Platinum Investor I" Variable Universal
                 Life Insurance Policy (Policy Form No. 97600). (1)

          (ii) Specimen form of the "Platinum Investor II" Variable Universal Life Insurance Policy (Policy Form No. 97610). (1)

  (6) (a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                 (2)


      (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

      (c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

  (7)            Not applicable.

  (8) (a) (i)    Form of Participation Agreement by and Among AIM Variable
                 Insurance Funds, Inc., A I M Distributors, Inc., American
                 General Life Insurance Company, on Behalf of Itself and its
                 Separate Accounts, and American General Securities
                 Incorporated. (6)

          (ii) Form of Amendment Four to Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

      (b) (i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

          (ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

          (iii) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (15)

          (iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

      (c) (i) Form of Participation Agreement Between American General Life Insurance Company and Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

      (d) (i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

          (ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (15)

      (e) (i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

          (ii) Amendment Number 1 to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

          (iii) Amended Number 2 to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (6)

          (iv) Form of Amendment Seven to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (17)

      (f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

      (g) (i) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust and SAFECO Securities, Inc. (6)

          (ii) Form of Amendment Four Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust, and SAFECO Securities, Inc. (17)

      (h) (i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

          (ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

          (iii) Form of Amendment Two to Amended and Restated Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Distributors, Inc. and Van Kampen American Capital Asset Management, Inc. (6)

          (iv) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company, and American General Securities Incorporated. (17)

      (i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

      (j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

      (k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (11)

      (l) Form of Services Agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

      (m) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

      (n) (i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

      (n) (ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company to the Dreyfus Corporation effective as of December 1, 1998. (4)

      (o) Form of Administrative Service Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (14)

      (p) Form of Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (15)

      (q) Form of Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

      (r) Form of Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

      (s) Form of Participation Agreement by and between American General Life Insurance Company and J. P. Morgan Series Trust II. (15)

      (t) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (15)

      (u) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (15)

      (v) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (15)

      (w) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (15)

      (x) Form of Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company.
                 (15)

      (y) Form of Service Contract by and between Fidelity Distributors Corporation and American General Life Insurance Company. (15)

      (z) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (15)

      (aa) Form of Administrative Services Agreement by and between American General Life Insurance Company and Morgan Guaranty Trust Company of New York. (15)

      (bb) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (15)

      (cc) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (15)

      (dd) Form of PIMCO Variable Insurance Trust Series Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (15)

      (ee) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (15)

 (9)             Not applicable.

 (10) (a)        Single Insured Life Insurance Application - Part A.  (13)

      (b)        Single Insured Life Insurance Application - Part B. (13)

      (c)        Medical Exam Form Life Insurance Application.  (13)

      (d) Specimen form of amended supplemental application for variable life insurance issued by AGL on Policy Form No. 97600 and Policy Form No. 97610. (Filed herewith)

      (e)        Amended Service Request Form for Home Office.  (Filed herewith)

      (f)        Service Request Form for Springfield Service Center.  (12)

      (g) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (16)


  Other Exhibits

 2    (a)        Opinion and Consent of Steven A. Glover, Senior Counsel of
                 American General Life Companies. (6)

      (b) Opinion and Consent of American General Life Insurance Company's actuary. (6)

 3               Not applicable.

 4               Not applicable.

 6               Consent of Independent Auditors.  (Filed herewith)

 7               Powers of Attorney.  (Filed herewith on Signature Pages)

27               Financial Data Schedule.  (Not applicable)

-----------------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on April 21, 1999.

(13) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on October 29, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 24th day of April, 2001.


                                      AMERICAN GENERAL LIFE INSURANCE
                                      COMPANY
                                      SEPARATE ACCOUNT VL-R
                                      (Registrant)

                                 BY:  AMERICAN GENERAL LIFE INSURANCE
                                      COMPANY
                                      (On behalf of the Registrant and itself)



                                 BY:  /s/  ROBERT F. HERBERT, JR.
                                      ---------------------------
                                      Robert F. Herbert, Jr.
                                      Senior Vice President, Treasurer and
                                      Controller


[SEAL]



ATTEST:  /s/  LAUREN W. JONES
         ------------------------
              Lauren W. Jones
              Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                            Date
---------                        -----                            ----



/s/  RODNEY O. MARTIN, JR.       Director, Chairman and      April 24, 2001
--------------------------       Chief Executive Officer
Rodney O. Martin, Jr.



/s/  DONALD W. BRITTON           Director and President      April 24, 2001
----------------------
Donald W. Britton



/s/  DAVID L. HERZOG             Director, Executive Vice    April 24, 2001
--------------------             President and Chief
David L. Herzog                  Financial Officer




/s/  DAVID A. FRAVEL             Director                    April 24, 2001
--------------------
David A. Fravel



/s/  ROYCE G. IMHOFF, II         Director                    April 24, 2001
------------------------
Royce G. Imhoff, II



/s/  JOHN V. LAGRASSE            Director                    April 24, 2001
---------------------
John V. LaGrasse



/s/  THOMAS M. ZUREK             Director                    April 24, 2001
--------------------
Thomas M. Zurek

EXHIBIT INDEX:

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (10)(d) Specimen form of amended supplemental application for variable life insurance issued by AGL on Policy Form No. 97600 and Policy Form No. 97610.

          (10)(e) Amended Service Request Form for Home Office.


     Other Exhibits

          6       Consent of Independent Auditors.

                                      E-1